UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 05452 )

Exact name of registrant as specified in charter: Putnam Premier Income Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: July 31, 2007

Date of reporting period: April 30, 2007

Item 1. Schedule of Investments:

Putnam Premier Income Trust

The fund's portfolio
4/30/07 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (16.2%)(a)
		Principal amount	Value

U.S. Government Agency Mortgage Obligations (16.2%)
Federal Home Loan Mortgage Corporation Pass-Through
Certificates
7 1/2s, with due dates from March 1, 2026 to
May 1, 2027		$18,940	$19,779
6s, with due dates from September 1, 2021 to
October 1, 2021		1,002,285	1,018,768
Federal National Mortgage Association Pass-Through
Certificates
8s, July 1, 2024		366	374
7 1/2s, with due dates from October 1, 2022 to
August 1, 2030		80,203	83,765
6 1/2s, October 1, 2034		17,940	18,500
6 1/2s, April 1, 2016		48,093	49,194
6s, with due dates from June 1, 2020 to January 1, 2022		14,079,630	14,311,177
6s, TBA, May 1, 2037		1,500,000	1,511,250
5 1/2s, with due dates from August 1, 2021 to
May 1, 2036		49,197	49,152
5 1/2s, with due dates from December 1, 2011 to
January 1, 2021		1,588,010	1,592,145
5 1/2s, TBA, May 1, 2037		87,200,000	86,225,810
5 1/2s, TBA, June 1, 2036		87,200,000	86,208,780
5s, July 1, 2021		208,903	205,949
4 1/2s, with due dates from April 1, 2020 to
June 1, 2034		14,898,180	14,284,786
4 1/2s, TBA, May 1, 2022		4,500,000	4,356,914

Total U.S. government and agency mortgage obligations (cost $209,977,612)			209,936,343

U.S. TREASURY OBLIGATIONS (13.2%)(a)
		Principal amount	Value

U.S. Treasury Bonds
7 1/2s, November 15, 2016		$27,040,000	$32,904,300
6 1/4s, May 15, 2030		46,303,000	55,115,040
6 1/4s, August 15, 2023		18,225,000	21,018,550
U.S. Treasury Notes
4 1/4s, August 15, 2013		29,883,000	29,448,764
4s, November 15, 2012		3,000	2,927
3 1/4s, August 15, 2008		20,856,000	20,453,544
U.S. Treasury Strip zero %, November 15, 2024		28,450,000	11,998,964

Total U.S. treasury obligations (cost $165,561,499)			$170,942,089

FOREIGN GOVERNMENT BONDS AND NOTES (22.1%)(a)
		Principal amount	Value

Argentina (Republic of) FRB 5.475s, 2012		$16,027,500	$15,310,803
Austria (Republic of) 144A notes Ser. EMTN, 3.8s, 2013	EUR	8,000,000	10,701,908
Brazil (Federal Republic of) bonds 6s, 2017		$2,935,000	2,993,700
Canada (Government of) bonds 5 1/2s, 2010	CAD	3,730,000	3,496,917
Canada (Government of) bonds Ser. WL43, 5 3/4s, 2029	CAD	1,340,000	1,470,895
Colombia (Republic of) notes 10s, 2012		$3,765,000	4,442,700
Ecuador (Republic of) regs notes 9 3/8s, 2015		245,000	240,713
France (Government of) bonds 5 3/4s, 2032	EUR	2,605,000	4,311,584
France (Government of) bonds 5 1/2s, 2010	EUR	6,300,000	8,972,921
France (Government of) bonds 4s, 2013	EUR	7,700,000	10,431,853
France (Government of) bonds 4s, 2009	EUR	1,520,000	2,068,652
Germany (Federal Republic of) bonds Ser. 05, 3 1/4s,
2015	EUR	57,100,000	73,181,707
Germany (Federal Republic of) bonds Ser. 97, 6s, 2007	EUR	10,560,000	14,456,584
Indonesia (Republic of) 144A bonds 6 5/8s, 2037		$3,745,000	3,713,168
Ireland (Republic of) bonds 5s, 2013	EUR	14,800,000	21,087,323
Japan (Government of) 30 yr bonds Ser. 23, 2 1/2s, 2036	JPY	313,000,000	2,735,935
Japan (Government of) CPI Linked bonds Ser. 8, 1s, 2016	JPY	4,831,963,200	39,925,339
Mexican (Government of) bonds Ser. M 10, 8s, 2015	MXN	34,400,000	3,209,407
Peru (Republic of) bonds 8 3/4s, 2033		$935,000	1,256,173
Russia (Federation of) unsub. stepped-coupon 5s
(7 1/2s, 3/31/07), 2030 (STP)		10,195,765	11,572,193
Russia (Federation of) 144A unsub. stepped-coupon 5s
(7 1/2s, 3/31/07), 2030 (STP)		5,584,637	6,338,562
Russia (Ministry of Finance) debs. Ser. V, 3s, 2008		4,040,000	3,939,000
South Africa (Republic of) notes 7 3/8s, 2012		2,780,000	3,027,420
South Africa (Republic of) notes 6 1/2s, 2014		2,585,000	2,743,978
Spain (Kingdom of) bonds 5s, 2012	EUR	4,600,000	6,522,210
Sweden (Government of) debs. Ser. 1041, 6 3/4s, 2014	SEK	59,875,000	10,348,633
Turkey (Republic of) notes 6 7/8s, 2036		$6,870,000	6,629,550
Ukraine (Government of) 144A sr. unsub. 6.58s, 2016		2,945,000	3,011,263
United Mexican States bonds Ser. MTN, 8.3s, 2031		4,545,000	5,960,768
Venezuela (Republic of) notes 10 3/4s, 2013		1,975,000	2,404,563

Total foreign government bonds and notes (cost $270,089,091)			$286,506,422

CORPORATE BONDS AND NOTES (14.6%)(a)
		Principal amount	Value

Basic Materials (1.0%)
Abitibi-Consolidated, Inc. notes 7 3/4s, 2011 (Canada)		$285,000	$271,463
Builders FirstSource, Inc. company guaranty FRN 9.61s,
2012		185,000	188,006
Chaparral Steel Co. company guaranty 10s, 2013		950,000	1,062,813

Compass Minerals International, Inc. sr. disc. notes
stepped-coupon Ser. B, zero % (12s, 6/1/08), 2013 (STP)		555,000	543,900
Compass Minerals International, Inc. sr. notes
stepped-coupon zero % (12 3/4s, 12/15/07), 2012 (STP)		1,490,000	1,516,075
Covalence Specialty Materials Corp. 144A sr. sub.
notes 10 1/4s, 2016		228,000	233,130
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 3/8s, 2017		1,657,000	1,812,344
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. bond
8 1/4s, 2015		830,000	897,438
Gerdau Ameristeel Corp. sr. notes 10 3/8s, 2011
(Canada)		691,000	731,596
MDP Acquisitions PLC sr. notes 9 5/8s, 2012 (Ireland)		42,000	44,205
Momentive Performance Materials, Inc. 144A sr. notes
9 3/4s, 2014		725,000	766,688
Mosaic Co. (The) 144A sr. notes 7 5/8s, 2016		446,000	476,105
Mosaic Co. (The) 144A sr. notes 7 3/8s, 2014		269,000	279,760
Nalco Co. sr. sub. notes 8 7/8s, 2013		1,257,000	1,344,990
NewPage Corp. company guaranty 10s, 2012		246,000	271,830
Norske Skog Canada, Ltd. company guaranty Ser. D,
8 5/8s, 2011 (Canada)		310,000	314,263
Novelis, Inc. company guaranty 7 1/4s, 2015 (acquired
various dates from 01/28/05 through 01/26/07, cost
$443,313) (RES)		436,000	459,435
PQ Corp. company guaranty 7 1/2s, 2013		124,000	130,510
Rockwood Specialties Group, Inc. company guaranty
7 5/8s, 2014	EUR	610,000	871,304
Steel Dynamics, Inc. 144A sr. notes 6 3/4s, 2015		$718,000	719,795
Stone Container Corp. sr. notes 8 3/8s, 2012		399,000	405,484
			13,341,134

Capital Goods (0.9%)
Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016		255,000	258,188
Blount, Inc. sr. sub. notes 8 7/8s, 2012		614,000	644,700
Crown Americas, LLC/Crown Americas Capital Corp. sr.
notes 7 5/8s, 2013		286,000	297,440
L-3 Communications Corp. company guaranty 6 1/8s, 2013		4,677,000	4,618,538
L-3 Communications Corp. sr. sub. notes 5 7/8s, 2015		1,509,000	1,469,389
Legrand SA debs. 8 1/2s, 2025 (France)		1,573,000	1,848,275
Manitowoc Co., Inc. (The) company guaranty 10 1/2s,
2012		291,000	310,643
Milacron Escrow Corp. sec. notes 11 1/2s, 2011		55,000	54,519
Owens-Brockway Glass company guaranty 7 3/4s, 2011		186,000	192,510
Owens-Brockway Glass Container, Inc. sr. sec. notes
8 3/4s, 2012		1,717,000	1,809,289
Owens-Illinois, Inc. debs. 7 1/2s, 2010		207,000	212,175
			11,715,666

Communication Services (0.7%)
American Cellular Corp. company guaranty 9 1/2s, 2009		375,000	370,313
Cincinnati Bell, Inc. company guaranty 7s, 2015		1,040,000	1,042,600
Digicel, Ltd. 144A sr. notes 9 1/4s, 2012 (Jamaica)		320,000	340,000
Inmarsat Finance PLC company guaranty 7 5/8s, 2012
(United Kingdom)		433,000	452,485
Inmarsat Finance PLC company guaranty stepped-coupon
zero % (10 3/8s, 11/15/08), 2012 (United Kingdom) (STP)		1,683,000	1,598,850
iPCS, Inc. 144A sec. FRN 7.48s, 2013		280,000	281,400
Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014		699,000	721,718
Qwest Corp. debs. 7 1/4s, 2025		382,000	395,370
Qwest Corp. notes 8 7/8s, 2012		2,424,000	2,678,520
Qwest Corp. sr. notes 7 5/8s, 2015		797,000	851,794
Qwest Corp. sr. unsec. notes 7 1/2s, 2014		145,000	153,338
Rural Cellular Corp. sr. sub. notes 9 3/4s, 2010		290,000	299,425
			9,185,813

Consumer Cyclicals (2.5%)
Boyd Gaming Corp. sr. sub. notes 7 3/4s, 2012		315,000	327,600
Boyd Gaming Corp. sr. sub. notes 6 3/4s, 2014		265,000	264,669
CanWest Media, Inc. company guaranty 8s, 2012 (Canada)		663,075	687,940
Dex Media, Inc. notes 8s, 2013		218,000	228,355
FelCor Lodging LP company guaranty 8 1/2s, 2008 (R)		1,012,000	1,085,370
Ford Motor Co. notes 7.45s, 2031		953,000	754,061
Ford Motor Credit Corp. notes 7 7/8s, 2010		480,000	482,550
Ford Motor Credit Corp. notes 7 3/8s, 2009		382,000	382,296
Ford Motor Credit Corp. sr. notes 9 7/8s, 2011		1,389,000	1,477,168
Ford Motor Credit Corp. sr. unsec 8s, 2016		320,000	311,988
Ford Motor Credit Corp. sr. unsec. 9 3/4s, 2010		873,000	923,786
Ford Motor Credit Corp. sr. unsec. FRN 8.105s, 2012		250,000	246,578
General Motors Corp. debs. 9.4s, 2021		170,000	166,600
Goodyear Tire & Rubber Co. (The) sr. notes 9s, 2015		835,000	920,588
Goodyear Tire & Rubber Co. (The) 144A sr. notes
8 5/8s, 2011		475,000	513,000
Hanesbrands, Inc. 144A sr. notes FRN 8.735s, 2014		170,000	174,675
Host Marriott LP sr. notes Ser. M, 7s, 2012 (R)		1,460,000	1,492,850
Jostens IH Corp. company guaranty 7 5/8s, 2012		1,393,000	1,426,084
Levi Strauss & Co. sr. notes 9 3/4s, 2015		1,275,000	1,399,313
Levi Strauss & Co. sr. notes 8 7/8s, 2016		560,000	601,300
Meritage Homes Corp. company guaranty 6 1/4s, 2015 (S)		377,000	351,553
Meritage Homes Corp. sr. notes 7s, 2014		90,000	87,300
Meritor Automotive, Inc. notes 6.8s, 2009		135,000	134,325
MGM Mirage, Inc. company guaranty 8 1/2s, 2010		885,000	949,163
MGM Mirage, Inc. company guaranty 6s, 2009		1,929,000	1,931,411
Movie Gallery, Inc. sr. unsecd. notes 11s, 2012		369,000	327,488
NTK Holdings, Inc. sr. disc. notes zero %, 2014		207,000	155,250
Oxford Industries, Inc. sr. notes 8 7/8s, 2011		880,000	913,000

Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s,
2012	935,000	960,713
PRIMEDIA, Inc. company guaranty 8 7/8s, 2011	283,000	291,490
PRIMEDIA, Inc. sr. notes 8s, 2013	1,053,000	1,095,120
R.H. Donnelley Corp. sr. disc. notes Ser. A-2, 6 7/8s,
2013	129,000	127,871
R.H. Donnelley Corp. sr. notes 6 7/8s, 2013	521,000	516,441
Scientific Games Corp. company guaranty 6 1/4s, 2012	1,226,000	1,201,480
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014	1,425,000	1,499,813
Standard Pacific Corp. sr. notes 7 3/4s, 2013	88,000	84,480
Station Casinos, Inc. sr. notes 6s, 2012	614,000	601,720
Tenneco Automotive, Inc. company guaranty 8 5/8s, 2014	136,000	144,500
Texas Industries, Inc. sr. unsecd. notes 7 1/4s, 2013	318,000	329,528
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub.
notes 8 1/2s, 2014	825,000	814,688
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s,
2015	229,000	230,431
United Auto Group, Inc. 144A sr. sub. notes 7 3/4s,
2016	680,000	690,200
USI Holdings Corp. 144A sr. notes FRN 9.23s, 2014	120,000	120,600
Vertis, Inc. company guaranty Ser. B, 10 7/8s, 2009	1,305,000	1,287,056
Vertis, Inc. 144A sub. notes 13 1/2s, 2009	335,000	274,700
Wimar Opco, LLC. 144A sr. sub. notes 9 5/8s, 2014	1,980,000	2,009,700
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 1st
mtge. 6 5/8s, 2014	1,087,000	1,089,718
		32,086,510

Consumer Staples (2.0%)
Affinity Group, Inc. sr. sub. notes 9s, 2012	1,055,000	1,097,200
AMC Entertainment, Inc. company guaranty 11s, 2016	485,000	556,538
AMC Entertainment, Inc. sr. sub. notes 8s, 2014	399,000	407,978
Archibald Candy Corp. company guaranty 10s, 2007 (In
default) (F)(NON)	173,688	9,076
Avis Budget Car Rental, LLC 144A sr. notes 7 3/4s, 2016	560,000	572,600
CCH I Holdings, LLC company guaranty 12 1/8s, 2015	47,000	47,118
CCH I, LLC/Capital Corp. sec. notes 11s, 2015	2,450,000	2,603,125
CCH II, LLC/Capital Corp. sr. notes Ser. B, 10 1/4s,
2010	499,000	530,188
CCH, LLC/Capital Corp. sr. notes 10 1/4s, 2010	166,000	176,790
Church & Dwight Co., Inc. company guaranty 6s, 2012	865,000	852,025
Cinemark, Inc. sr. disc. notes stepped-coupon zero %
(9 3/4s, 3/15/09), 2014 (STP)	1,915,000	1,761,800
CSC Holdings, Inc. debs. 7 5/8s, 2018	382,000	389,640
CSC Holdings, Inc. sr. notes 6 3/4s, 2012	2,008,000	2,005,490
CSC Holdings, Inc. sr. notes Ser. B, 7 5/8s, 2011	717,000	739,406
Dean Foods Co. company guaranty 7s, 2016	272,000	275,400
Del Monte Corp. company guaranty 6 3/4s, 2015	640,000	641,600
Del Monte Corp. sr. sub. notes 8 5/8s, 2012	1,085,000	1,139,250
DirecTV Holdings, LLC company guaranty 6 3/8s, 2015	1,416,000	1,362,900
Echostar DBS Corp. company guaranty 6 5/8s, 2014	4,144,000	4,206,160
Interpublic Group of Companies, Inc. notes 6 1/4s, 2014	233,000	219,020
OSI Restaurant Partners, Inc. 144A sr. notes 9 5/8s,
2015	220,000	226,325
Playtex Products, Inc. company guaranty 9 3/8s, 2011	330,000	340,725
Playtex Products, Inc. sec. notes 8s, 2011	1,490,000	1,557,050
Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012	873,000	903,555
Rainbow National Services, LLC 144A sr. notes 8 3/4s,
2012	922,000	984,235
Rental Services Corp. 144A bonds 9 1/2s, 2014	140,000	148,750
United Rentals NA, Inc. sr. sub. notes 7s, 2014	690,000	703,800
Young Broadcasting, Inc. company guaranty 10s, 2011	679,000	690,883
Young Broadcasting, Inc. sr. sub. notes 8 3/4s, 2014	570,000	555,750
		25,704,377

Energy (2.0%)
Arch Western Finance, LLC sr. notes 6 3/4s, 2013	2,598,000	2,578,515
Bluewater Finance, Ltd. company guaranty 10 1/4s, 2012
(Cayman Islands)	778,000	811,065
Chaparral Energy, Inc. 144A sr. notes 8 7/8s, 2017	630,000	645,750
CHC Helicopter Corp. sr. sub. notes 7 3/8s, 2014
(Canada)	1,577,000	1,541,518
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013	1,991,000	2,080,595
Cimarex Energy Co. sr. notes 7 1/8s, 2017	275,000	277,750
Complete Production Services, Inc. 144A sr. notes 8s,
2016	1,020,000	1,054,425
Comstock Resources, Inc. sr. notes 6 7/8s, 2012	995,000	972,613
Denbury Resources, Inc. sr. sub. notes 7 1/2s, 2015	625,000	635,938
EXCO Resources, Inc. company guaranty 7 1/4s, 2011	1,410,000	1,413,525
Forest Oil Corp. sr. notes 8s, 2011	1,465,000	1,534,588
Harvest Operations Corp. sr. notes 7 7/8s, 2011
(Canada)	1,140,000	1,105,800
Hornbeck Offshore Services, Inc. sr. notes Ser. B,
6 1/8s, 2014	1,013,000	975,013
Massey Energy Co. sr. notes 6 5/8s, 2010	1,497,000	1,513,841
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2014	698,000	701,490
Offshore Logistics, Inc. company guaranty 6 1/8s, 2013	910,000	878,150
Oslo Seismic Services, Inc. 1st mtge. 8.28s, 2011	814,229	833,401
Pacific Energy Partners/Pacific Energy Finance Corp.
sr. notes 7 1/8s, 2014	695,000	723,787
Peabody Energy Corp. sr. notes 5 7/8s, 2016	1,470,000	1,407,525
PetroHawk Energy Corp. company guaranty 9 1/8s, 2013	1,697,000	1,817,911
Pogo Producing Co. sr. sub. notes Ser. B, 8 1/4s, 2011	1,270,000	1,296,988
Pride International, Inc. sr. notes 7 3/8s, 2014	1,619,000	1,661,499
		26,461,687

Financial (1.5%)

Bosphorus Financial Services, Ltd. 144A sec. FRN
7.16s, 2012 (Cayman Islands)	2,828,000	2,856,540
Crescent Real Estate Equities LP notes 7 1/2s, 2007 (R)	600,000	601,500
Finova Group, Inc. notes 7 1/2s, 2009	837,000	221,805
General Motors Acceptance Corp. FRN 6.306s, 2007	680,000	680,256
General Motors Acceptance Corp. notes 7 3/4s, 2010	176,000	180,516
General Motors Acceptance Corp. notes 7s, 2012	185,000	185,705
General Motors Acceptance Corp. notes 6 7/8s, 2012	404,000	403,717
General Motors Acceptance Corp. notes 6 3/4s, 2014	1,399,000	1,379,628
General Motors Acceptance Corp. sr. unsub. notes
5.85s, 2009	209,000	206,675
Liberty Mutual Insurance 144A notes 7.697s, 2097	1,330,000	1,372,113
Petroplus Finance, Ltd. company guaranty 6 3/4s, 2014
(Bermuda)	700,000	703,500
Realogy Corp. 144A sr. notes 10 1/2s, 2014 (R)	1,805,000	1,807,256
UBS Luxembourg SA for Sberbank unsec. sub. notes
stepped-coupon 6.23s (7.429s, 2/11/10), 2015
(Luxembourg) (STP)	2,730,000	2,769,585
VTB Capital SA bonds 6 1/4s, 2035 (Luxembourg)	1,724,000	1,795,115
VTB Capital SA sr. notes 6 1/4s, 2035 (Luxembourg)	1,065,000	1,108,931
VTB Capital SA 144A notes 7 1/2s, 2011 (Luxembourg)	2,595,000	2,776,650
		19,049,492

Government (0.9%)
Pemex Finance, Ltd. bonds 9.69s, 2009 (Cayman Islands)	982,500	1,026,436
Pemex Project Funding Master Trust company guaranty
9 1/2s, 2027	2,500,000	3,456,250
Pemex Project Funding Master Trust company guaranty
5 3/4s, 2015	7,347,000	7,460,879
		11,943,565

Health Care (1.0%)
Community Health Systems, Inc. sr. sub. notes 6 1/2s,
2012	110,000	113,713
DaVita, Inc. company guaranty 6 5/8s, 2013	291,000	292,091
HCA, Inc. 144A sec. notes 9 1/4s, 2016	1,275,000	1,389,750
HCA, Inc. 144A sec. sr. notes 9 5/8s, 2016 (PIK)	1,095,000	1,194,919
MedQuest, Inc. company guaranty Ser. B, 11 7/8s, 2012	1,100,000	987,250
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013	1,450,000	1,401,063
Service Corporation International debs. 7 7/8s, 2013	112,000	115,360
Service Corporation International sr. notes 7s, 2017	333,000	331,335
Service Corporation International sr. notes 6 3/4s,
2016	1,039,000	1,020,818
Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013	1,412,000	1,383,760
Tenet Healthcare Corp. notes 7 3/8s, 2013	750,000	705,000
Tenet Healthcare Corp. sr. notes 9 7/8s, 2014	598,000	612,950
US Oncology, Inc. company guaranty 9s, 2012	835,000	889,275
Vanguard Health Holding Co. II, LLC sr. sub. notes 9s,
2014	769,000	796,876
Ventas Realty LP/Capital Corp. company guaranty 9s,
2012 (R)	590,000	662,275
Ventas Realty LP/Capital Corp. company guaranty
6 3/4s, 2010 (R)	392,000	400,820
Ventas Realty LP/Capital Corp. sr. notes 6 5/8s, 2014
(R)	337,000	342,055
		12,639,310

Technology (0.5%)
Advanced Micro Devices, Inc. sr. notes 7 3/4s, 2012	649,000	637,643
Freescale Semiconductor, Inc. 144A sr. notes 9 1/8s,
2014 (PIK)	753,000	749,235
Freescale Semiconductor, Inc. 144A sr. notes 8 7/8s,
2014	1,510,000	1,511,888
Freescale Semiconductor, Inc. 144A sr. sub. notes
10 1/8s, 2016 (S)	757,000	764,570
Iron Mountain, Inc. company guaranty 8 5/8s, 2013	435,000	446,963
Iron Mountain, Inc. sr. sub. notes 8 1/4s, 2011	770,000	771,925
New ASAT Finance, Ltd. company guaranty 9 1/4s, 2011
(Cayman Islands)	25,000	21,500
SunGard Data Systems, Inc. company guaranty 9 1/8s,
2013	660,000	707,850
Xerox Corp. sr. notes 7 5/8s, 2013	767,000	805,350
Xerox Corp. unsec. sr. notes 6 3/4s, 2017	378,000	398,558
		6,815,482

Utilities & Power (1.6%)
AES Corp. (The) sr. notes 8 7/8s, 2011	107,000	115,828
AES Corp. (The) 144A sec. notes 9s, 2015	1,113,000	1,189,519
AES Corp. (The) 144A sec. notes 8 3/4s, 2013	895,000	955,413
CMS Energy Corp. sr. notes 8.9s, 2008	1,690,000	1,749,150
CMS Energy Corp. sr. notes 7 3/4s, 2010	350,000	371,000
Colorado Interstate Gas Co. debs. 6.85s, 2037	615,000	655,651
Colorado Interstate Gas Co. sr. notes 5.95s, 2015	173,000	174,715
Edison Mission Energy sr. unsec. notes 7 3/4s, 2016	284,000	298,910
Edison Mission Energy sr. unsec. notes 7 1/2s, 2013	338,000	351,520
El Paso Natural Gas Co. debs. 8 5/8s, 2022	370,000	454,294
El Paso Production Holding Co. company guaranty
7 3/4s, 2013	1,939,000	2,041,412
Ferrellgas LP/Finance sr. notes 6 3/4s, 2014	1,010,000	1,002,425
Midwest Generation, LLC sec. sr. notes 8 3/4s, 2034	1,321,000	1,459,705
Mission Energy Holding Co. sec. notes 13 1/2s, 2008	1,445,000	1,578,663
NRG Energy, Inc. sr. notes 7 3/8s, 2016	465,000	483,019
Orion Power Holdings, Inc. sr. notes 12s, 2010	1,115,000	1,287,825
SEMCO Energy, Inc. sr. notes 7 3/4s, 2013	993,000	1,028,119
Southern Union Co. jr. sub. FRN 7.2s, 2066	391,000	397,480

Teco Energy, Inc. notes 7.2s, 2011		350,000	372,750
Teco Energy, Inc. notes 7s, 2012		550,000	585,750
Teco Energy, Inc. sr. notes 6 3/4s, 2015		63,000	66,859
Tennessee Gas Pipeline Co. debs. 7s, 2028		145,000	156,773
Tennessee Gas Pipeline Co. unsec. notes 7 1/2s, 2017		291,000	326,241
Transcontinental Gas Pipeline Corp. debs. 7 1/4s, 2026		875,000	948,281
Utilicorp United, Inc. sr. notes 9.95s, 2011		36,000	39,420
Williams Cos., Inc. (The) notes 8 3/4s, 2032		280,000	325,850
Williams Cos., Inc. (The) notes 8 1/8s, 2012		290,000	316,100
Williams Cos., Inc. (The) notes 7 5/8s, 2019		736,000	802,240
Williams Cos., Inc. (The) 144A notes 6 3/8s, 2010		336,000	342,300
Williams Partners LP/ Williams Partners Finance Corp.
144A bonds 7 1/4s, 2017		280,000	296,100
			20,173,312

Total corporate bonds and notes (cost $184,589,328)			$189,116,348

COLLATERALIZED MORTGAGE OBLIGATIONS (11.3%)(a)
		Principal amount	Value

Amresco Commercial Mortgage Funding I 144A Ser. 97-C1,
Class G, 7s, 2029		$571,413	$571,413
Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-1, Class J, 6 1/8s, 2036		318,946	315,475
Ser. 01-1, Class K, 6 1/8s, 2036		718,000	605,212
Banc of America Large Loan 144A
FRB Ser. 05-MIB1, Class K, 7.32s, 2022		1,187,000	1,187,570
FRB Ser. 05-ESHA, Class K, 7.12s, 2020		1,396,000	1,396,151
FRB Ser. 06-LAQ, Class M, 6.97s, 2021		808,000	807,996
FRB Ser. 06-LAQ, Class L, 6.87s, 2021		1,013,000	1,014,547
Banc of America Mortgage Securities IFB Ser. 06-2,
Class A4, IO (Interest only), 0.08s, 2036		1,877,757	12,395
Bayview Commercial Asset Trust 144A Ser. 07-1, Class S, IO,
1.211s, 2037		8,244,030	1,088,212
Bear Stearns Commercial Mortgage Securities, Inc. FRB
Ser. 00-WF2, Class F, 8.453s, 2032		481,000	536,042
Broadgate Financing PLC sec. FRB Ser. D, 6.435s, 2023
(United Kingdom)	GBP	883,375	1,758,538
Commercial Mortgage Acceptance Corp. Ser. 97-ML1, IO,
0.922s, 2017		$6,036,924	55,889
Commercial Mortgage Pass-Through Certificates 144A FRB
Ser. 05-F10A, Class A1, 5.42s, 2017		1,942,884	1,942,690
Countrywide Alternative Loan Trust
Ser. 06-OA10, Class XBI, IO, 2.257s, 2046		11,285,834	437,326
IFB Ser. 06-6CB, Class 1A3, IO, zero %, 2036		14,034,027	33,440
CRESI Finance Limited Partnership 144A
FRB Ser. 06-A, Class D, 6.12s, 2017		167,000	167,026
FRB Ser. 06-A, Class C, 5.92s, 2017		495,000	495,077
Criimi Mae Commercial Mortgage Trust 144A Ser. 98-C1,
Class B, 7s, 2033		3,957,000	3,963,727
CS First Boston Mortgage Securities Corp. 144A
FRB Ser. 05-TFLA, Class L, 7.17s, 2020		1,356,000	1,356,260
Ser. 98-C2, Class F, 6 3/4s, 2030		3,176,400	3,386,695
FRB Ser. 05-TFLA, Class K, 6.62s, 2020		758,000	757,995
Ser. 98-C1, Class F, 6s, 2040		1,880,000	1,818,327
Ser. 02-CP5, Class M, 5 1/4s, 2035		691,000	610,084
Deutsche Mortgage & Asset Receiving Corp. Ser. 98-C1,
Class X, IO, 0.85s, 2031		44,262,474	447,812
DLJ Commercial Mortgage Corp. Ser. 98-CF2, Class B4,
6.04s, 2031		552,708	564,050
DLJ Commercial Mortgage Corp. 144A Ser. 98-CF2,
Class B5, 5.95s, 2031		1,771,365	1,685,383
DLJ Mortgage Acceptance Corp. 144A
Ser. 97-CF1, Class B2, 8.16s, 2030		539,000	506,660
Ser. 97-CF1, Class B1, 7.91s, 2030		173,288	172,421
European Loan Conduit 144A FRB Ser. 22A, Class D,
6.546s, 2014 (Ireland)	GBP	995,000	1,989,099
European Prime Real Estate PLC 144A FRB Ser. 1-A,
Class D, 6.559s, 2014 (United Kingdom)	GBP	705,752	1,408,243
Fannie Mae
IFB Ser. 06-70, Class SM, 9.605s, 2036		$548,119	591,638
IFB Ser. 06-62, Class PS, 7.98s, 2036		1,492,639	1,667,855
IFB Ser. 06-76, Class QB, 7.68s, 2036		3,713,547	4,098,018
Ser. 04-T2, Class 1A4, 7 1/2s, 2043		603,158	634,923
Ser. 02-T19, Class A3, 7 1/2s, 2042		495,365	518,329
Ser. 02-14, Class A2, 7 1/2s, 2042		3,551	3,707
Ser. 01-T10, Class A2, 7 1/2s, 2041		471,873	491,577
Ser. 02-T4, Class A3, 7 1/2s, 2041		2,062	2,147
Ser. 01-T3, Class A1, 7 1/2s, 2040		306,740	318,782
Ser. 01-T1, Class A1, 7 1/2s, 2040		935,785	972,828
Ser. 99-T2, Class A1, 7 1/2s, 2039		376,320	396,244
Ser. 00-T6, Class A1, 7 1/2s, 2030		182,631	190,532
Ser. 01-T4, Class A1, 7 1/2s, 2028		864,994	912,538
IFB Ser. 06-63, Class SP, 7.38s, 2036		4,032,047	4,440,377
IFB Ser. 06-60, Class TK, 7.32s, 2036		1,137,344	1,226,616
Ser. 04-W12, Class 1A3, 7s, 2044		779,471	811,219
Ser. 01-T10, Class A1, 7s, 2041		1,880,892	1,937,798
Ser. 07-16, Class TS, IO, 5 1/2s, 2009		11,385,764	207,084
IFB Ser. 05-74, Class CS, 5.39s, 2035		1,228,180	1,248,826
IFB Ser. 05-74, Class CP, 5.243s, 2035		1,077,322	1,109,948
IFB Ser. 06-27, Class SP, 5.06s, 2036		1,553,000	1,606,071
IFB Ser. 06-8, Class HP, 5.06s, 2036		1,791,513	1,828,340
IFB Ser. 06-8, Class WK, 5.06s, 2036		2,802,360	2,839,752
IFB Ser. 05-106, Class US, 5.06s, 2035		2,620,438	2,698,549
IFB Ser. 05-99, Class SA, 5.06s, 2035		1,285,053	1,303,980
Ser. 07-54, Class IA, IO, 1.09s, 2037 (FWC)		3,646,000	199,072
Ser. 07-54, Class IB, IO, 1.09s, 2037 (FWC)		3,646,000	199,072
Ser. 07-54, Class IC, IO, 1.09s, 2037 (FWC)		3,646,000	199,072

Ser. 07-54, Class ID, IO, 1.09s, 2037 (FWC)	3,646,000	199,072
Ser. 07-54, Class IE, IO, 1.09s, 2037 (FWC)	3,646,000	199,072
Ser. 07-54, Class IF, IO, 1.09s, 2037 (FWC)	4,207,000	229,702
IFB Ser. 05-114, Class SP, 4.95s, 2036	756,330	735,531
IFB Ser. 06-60, Class CS, 4.583s, 2036	1,780,004	1,716,772
IFB Ser. 05-95, Class CP, 4.089s, 2035	197,867	197,424
IFB Ser. 05-95, Class OP, 3.923s, 2035	704,000	664,642
IFB Ser. 05-83, Class QP, 3.562s, 2034	426,385	402,526
IFB Ser. 02-36, Class QH, IO, 2.73s, 2029	88,064	276
IFB Ser. 06-90, Class SE, IO, 2.48s, 2036	4,851,943	455,817
IFB Ser. 03-66, Class SA, IO, 2.33s, 2033	2,149,203	167,917
IFB Ser. 07-W2, Class 3A2, IO, 1.96s, 2037	3,551,287	219,830
IFB Ser. 05-113, Class AI, IO, 1.91s, 2036	1,591,556	124,291
IFB Ser. 05-113, Class DI, IO, 1.91s, 2036	1,488,705	94,978
IFB Ser. 06-60, Class DI, IO, 1 3/4s, 2035	4,691,328	261,910
IFB Ser. 07-30, Class WI, IO, 1.44s, 2037	13,463,723	706,470
IFB Ser. 07-22, Class S, IO, 1.43s, 2037	19,255,180	1,187,902
IFB Ser. 07-W2, Class 2A2, IO, 1.43s, 2037	4,604,062	241,017
IFB Ser. 06-128, Class SH, IO, 1.43s, 2037	2,500,402	139,522
IFB Ser. 06-56, Class SM, IO, 1.43s, 2036	3,362,289	185,054
IFB Ser. 06-12, Class SD, IO, 1.43s, 2035	8,128,725	586,894
IFB Ser. 07-30, Class IE, IO, 1.42s, 2037	6,133,948	462,854
IFB Ser. 06-123, Class CI, IO, 1.42s, 2037	4,945,004	328,552
IFB Ser. 05-95, Class CI, IO, 1.38s, 2035	2,703,197	172,803
IFB Ser. 05-84, Class SG, IO, 1.38s, 2035	4,644,298	300,875
IFB Ser. 05-104, Class NI, IO, 1.38s, 2035	3,166,553	212,476
IFB Ser. 04-92, Class S, IO, 1.38s, 2034	3,708,579	197,597
IFB Ser. 05-83, Class QI, IO, 1.37s, 2035	711,159	51,841
IFB Ser. 05-83, Class SL, IO, 1.35s, 2035	8,138,893	425,024
IFB Ser. 06-114, Class IS, IO, 1.33s, 2036	2,726,554	153,369
IFB Ser. 06-20, Class IG, IO, 1.33s, 2036	15,689,640	673,961
IFB Ser. 06-109, Class SH, IO, 1.3s, 2036	2,353,510	175,518
IFB Ser. 06-45, Class SM, IO, 1.28s, 2036	3,842,660	162,114
IFB Ser. 06-8, Class JH, IO, 1.28s, 2036	9,623,893	559,215
IFB Ser. 06-20, Class IB, IO, 1.27s, 2036	6,724,568	278,593
IFB Ser. 05-95, Class OI, IO, 1.27s, 2035	399,118	29,486
IFB Ser. 06-99, Class AS, IO, 1.26s, 2036	402,487	21,614
IFB Ser. 06-98, Class SQ, IO, 1 1/4s, 2036	14,171,840	779,357
IFB Ser. 06-85, Class TS, IO, 1.24s, 2036	5,460,441	261,900
Ser. 03-W17, Class 12, IO, 1.152s, 2033	4,958,836	192,721
IFB Ser. 07-30, Class LI, IO, 1.12s, 2037	3,911,943	229,827
IFB Ser. 07-W2, Class 1A2, IO, 1.11s, 2037	12,316,435	554,711
IFB Ser. 07-15, Class CI, IO, 1.06s, 2037	9,059,156	500,813
IFB Ser. 06-123, Class BI, IO, 1.06s, 2037	12,013,451	638,325
IFB Ser. 06-115, Class JI, IO, 1.06s, 2036	6,650,392	368,909
IFB Ser. 06-123, Class LI, IO, 1s, 2037	4,450,504	225,792
Ser. 03-W10, Class 3A, IO, 0.915s, 2043	8,491,936	140,765
Ser. 03-W10, Class 1A, IO, 0.908s, 2043	7,025,524	101,424
IFB Ser. 07-39, Class AI, IO, 0.8s, 2037	4,920,000	214,297
IFB Ser. 07-32, Class SD, IO, 0.79s, 2037	3,362,904	148,835
IFB Ser. 07-32, Class SC, IO, 0.78s, 2037	4,449,763	195,546
IFB Ser. 05-74, Class SE, IO, 0.78s, 2035	6,564,997	207,211
Ser. 00-T6, IO, 0.766s, 2030	7,743,870	113,415
IFB Ser. 05-87, Class SE, IO, 0.73s, 2035	17,682,504	561,499
Ser. 02-T18, IO, 0.522s, 2042	13,550,918	169,785
Ser. 06-84, Class OP, PO (Principal only), zero %, 2036	164,837	160,892
Ser. 361, Class 1, PO, zero %, 2035	5,288,776	4,292,917
Ser. 04-38, Class AO, PO, zero %, 2034	1,015,758	738,329
Ser. 04-61, Class CO, PO, zero %, 2031	919,000	754,682
Ser. 99-51, Class N, PO, zero %, 2029	140,421	117,120
Ser. 07-31, Class TS, IO, zero %, 2009	7,172,720	130,457
Ser. 07-15, Class IM, IO, zero %, 2009	2,782,790	50,663
FRB Ser. 05-117, Class GF, zero %, 2036	566,008	528,523
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
Ser. T-58, Class 4A, 7 1/2s, 2043	10,825	11,350
Ser. T-60, Class 1A2, 7s, 2044	3,548,432	3,689,615
Ser. T-57, Class 1AX, IO, 0.005s, 2043	4,369,831	51,564
FFCA Secured Lending Corp. 144A Ser. 00-1, Class X,
IO, 1.365s, 2020	10,786,395	471,991
First Union Commercial Mortgage Trust 144A Ser. 99-C1,
Class G, 5.35s, 2035	891,000	776,216
First Union-Lehman Brothers Commercial Mortgage Trust
II Ser. 97-C2, Class G, 7 1/2s, 2029	1,219,000	1,324,111
Freddie Mac
IFB Ser. 3153, Class UK, 7 1/2s, 2036	92,251	105,532
IFB Ser. 3182, Class PS, 7.32s, 2032	425,396	471,446
IFB Ser. 3081, Class DC, 5.22s, 2035	1,048,906	1,066,731
IFB Ser. 3114, Class GK, 5.12s, 2036	700,974	712,393
Ser. 3311, Class IA, IO, 1.09s, 2037 (FWC)	3,921,000	229,059
Ser. 3311, Class IB, IO, 1.09s, 2037 (FWC)	3,921,000	229,059
Ser. 3311, Class IC, IO, 1.09s, 2037 (FWC)	3,921,000	229,059
Ser. 3311, Class ID, IO, 1.09s, 2037 (FWC)	3,921,000	229,059
Ser. 3311, Class IE, IO, 1.09s, 2037 (FWC)	3,921,000	229,059
IFB Ser. 2979, Class AS, 4.767s, 2034	461,540	457,702
IFB Ser. 3065, Class DC, 3.9s, 2035	1,603,893	1,518,499
IFB Ser. 3050, Class SA, 3.575s, 2034	1,160,966	1,072,412
IFB Ser. 2828, Class TI, IO, 1.73s, 2030	1,489,030	93,179
IFB Ser. 3284, Class IV, IO, 1.43s, 2037	2,116,501	153,404
IFB Ser. 3287, Class SD, IO, 1.43s, 2037	3,236,336	200,315
IFB Ser. 3028, Class ES, IO, 1.43s, 2035	7,689,810	516,985
IFB Ser. 3042, Class SP, IO, 1.43s, 2035	1,796,932	114,285
IFB Ser. 3045, Class DI, IO, 1.41s, 2035	15,056,794	745,968
IFB Ser. 3054, Class CS, IO, 1.38s, 2035	1,689,628	72,865
IFB Ser. 3107, Class DC, IO, 1.38s, 2035	8,193,033	579,649
IFB Ser. 3066, Class SI, IO, 1.38s, 2035	5,234,276	356,073
IFB Ser. 2950, Class SM, IO, 1.38s, 2016	1,287,731	72,966

IFB Ser. 3031, Class BI, IO, 1.37s, 2035		1,449,024	104,794
IFB Ser. 3114, Class TS, IO, 1.33s, 2030		9,434,952	471,261
IFB Ser. 3240, Class S, IO, 1.3s, 2036		7,685,496	476,599
IFB Ser. 3065, Class DI, IO, 1.3s, 2035		1,139,997	82,255
IFB Ser. 3174, Class BS, IO, 1.2s, 2036		5,114,118	204,103
IFB Ser. 3152, Class SY, IO, 1.16s, 2036		6,807,942	408,229
IFB Ser. 3199, Class S, IO, 1.13s, 2036		5,884,778	315,387
IFB Ser. 3284, Class LI, IO, 1.12s, 2037		5,596,548	318,250
IFB Ser. 3281, Class AI, IO, 1.11s, 2037		9,097,602	520,023
IFB Ser. 3240, Class GS, IO, 1.06s, 2036		4,650,422	252,806
IFB Ser. 3288, Class SJ, IO, 0.81s, 2037		4,441,340	167,938
IFB Ser. 3284, Class CI, IO, 0.8s, 2037		10,707,905	510,436
IFB Ser. 3016, Class SQ, IO, 0.79s, 2035		3,374,379	95,961
IFB Ser. 3284, Class WI, IO, 0.78s, 2037		17,845,735	796,018
Ser. 3300, PO, zero %, 2037		1,982,000	1,590,013
Ser. 3174, PO, zero %, 2036		256,771	220,727
Ser. 236, PO, zero %, 2036		1,330,200	1,069,515
FRB Ser. 3022, Class TC, zero %, 2035		219,718	223,855
FRB Ser. 2986, Class XT, zero %, 2035		148,688	144,814
FRB Ser. 3046, Class WF, zero %, 2035		254,223	245,770
FRB Ser. 3054, Class XF, zero %, 2034		146,913	142,391
GE Capital Commercial Mortgage Corp. 144A
Ser. 00-1, Class F, 7.787s, 2033		251,000	266,446
Ser. 00-1, Class G, 6.131s, 2033		1,159,000	1,064,611
GMAC Commercial Mortgage Securities, Inc. 144A Ser.
99-C3, Class G, 6.974s, 2036		1,022,427	1,049,049
Government National Mortgage Association
Ser. 07-25, Class SB, IO, 6s, 2037		7,355,000	389,080
Ser. 07-26, Class SA, IO, 6s, 2037		10,655,000	530,224
Ser. 07-26, Class SD, IO, 6s, 2037		5,259,000	284,091
Ser. 07-25, Class SA, IO, 6s, 2037 (FWC)		3,754,000	195,583
IFB Ser. 05-66, Class SP, 3.1s, 2035		984,212	906,847
IFB Ser. 07-1, Class SL, IO, 2.04s, 2037		1,568,179	107,473
IFB Ser. 07-1, Class SM, IO, 2.03s, 2037		1,569,164	107,070
IFB Ser. 07-9, Class BI, IO, 1 1/2s, 2037		9,782,941	506,810
IFB Ser. 06-38, Class SG, IO, 1.33s, 2033		10,714,267	415,001
IFB Ser. 07-9, Class DI, IO, 1.19s, 2037		4,916,586	218,372
IFB Ser. 07-9, Class AI, IO, 1.18s, 2037		5,605,266	278,399
IFB Ser. 05-65, Class SI, IO, 1.03s, 2035		3,591,035	137,667
IFB Ser. 07-19, Class SJ, IO, 0.88s, 2037		4,667,000	148,761
IFB Ser. 07-9, Class CI, IO, 0.88s, 2037		6,388,930	223,135
Ser. 98-2, Class EA, PO, zero %, 2028		137,548	113,119
GS Mortgage Securities Corp. II 144A FRB Ser. 03-FL6A,
Class L, 8.57s, 2015		417,000	417,000
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031		492,082	511,229
Ser. 98-C4, Class J, 5.6s, 2035		965,000	875,388
Lehman Mortgage Trust
IFB Ser. 06-5, Class 2A2, IO, 1.83s, 2036		5,926,383	268,235
IFB Ser. 07-2, Class 2A13, IO, 1.37s, 2037		4,238,025	240,406
IFB Ser. 06-9, Class 2A2, IO, 1.3s, 2037		5,076,149	285,533
IFB Ser. 06-7, Class 2A4, IO, 1.23s, 2036		8,945,259	330,372
IFB Ser. 06-7, Class 2A5, IO, 1.23s, 2036		8,060,803	419,450
IFB Ser. 06-6, Class 1A2, IO, 1.18s, 2036		3,421,029	129,482
IFB Ser. 06-6, Class 1A3, IO, 1.18s, 2036		4,541,224	217,401
IFB Ser. 06-5, Class 1A3, IO, 0.08s, 2036		1,598,385	7,251
IFB Ser. 06-4, Class 1A3, IO, 0.08s, 2036		2,302,124	18,730
IFB Ser. 06-7, Class 1A3, IO, 0.03s, 2036		3,688,922	20,316
Mach One Commercial Mortgage Trust 144A
Ser. 04-1A, Class J, 5.45s, 2040		1,154,000	983,064
Ser. 04-1A, Class K, 5.45s, 2040		411,000	335,495
Ser. 04-1A, Class L, 5.45s, 2040		187,000	140,462
MASTR Adjustable Rate Mortgages Trust Ser. 04-13,
Class 3A6, 3.786s, 2034		554,000	536,067
Merrill Lynch Capital Funding Corp. Ser. 06-4,
Class XC, IO, 0.049s, 2049		111,409,473	1,675,494
Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 05-A9, Class 3A1, 5.284s, 2035		986,638	984,788
Ser. 96-C2, Class JS, IO, 2.282s, 2028		2,459,459	239,989
Mezz Cap Commercial Mortgage Trust 144A Ser. 04-C1,
Class X, IO, 8.047s, 2037		1,387,223	449,980
Morgan Stanley Capital I Ser. 98-CF1, Class E, 7.35s,
2032		2,455,000	2,524,253
Morgan Stanley Capital I 144A Ser. 04-RR, Class F7,
6s, 2039		3,360,000	2,464,875
Morgan Stanley Mortgage Loan Trust Ser. 05-5AR,
Class 2A1, 5.387s, 2035		2,969,365	2,968,752
Mortgage Capital Funding, Inc.
FRB Ser. 98-MC2, Class E, 7.235s, 2030		459,501	469,143
Ser. 97-MC2, Class X, IO, 1.319s, 2012		3,226,080	13,331
Permanent Financing PLC FRB Ser. 8, Class 2C, 5.74s,
2042 (United Kingdom)		1,112,000	1,111,926
PNC Mortgage Acceptance Corp. 144A Ser. 00-C1,
Class J, 6 5/8s, 2010		285,000	275,378
Residential Asset Securitization Trust IFB Ser.
06-A7CB, Class 1A6, IO, 0.23s, 2036		893,589	11,205
SBA CMBS Trust 144A Ser. 05-1A, Class E, 6.706s, 2035		595,000	601,269
STRIPS 144A
Ser. 03-1A, Class M, 5s, 2018 (Cayman Islands)		316,000	271,316
Ser. 04-1A, Class M, 5s, 2018 (Cayman Islands)		345,000	296,592
Ser. 04-1A, Class N, 5s, 2018 (Cayman Islands)		325,000	259,734
Ser. 03-1A, Class N, 0 1/2s, 2018 (Cayman Islands)		376,000	297,348
Titan Europe PLC 144A
FRB Ser. 05-CT2A, Class E, 6.641s, 2014 (Ireland)	GBP	444,138	888,242
FRB Ser. 05-CT1A, Class D, 6.633s, 2014 (Ireland)	GBP	1,185,207	2,372,176
URSUS EPC 144A FRB Ser. 1-A, Class D, 6.574s, 2012
(Ireland)	GBP	515,443	1,030,423

Wachovia Bank Commercial Mortgage Trust 144A FRB Ser.
05-WL5A, Class L, 8.62s, 2018		$917,000	916,835
Wells Fargo Mortgage Backed Securities Trust
Ser. 05-AR16, Class 2A1, 4.946s, 2035		33,875	33,632
Ser. 05-AR13, Class 1A4, IO, 0.742s, 2035		25,920,576	373,681

Total collateralized mortgage obligations (cost $141,536,885)			$146,397,547

ASSET-BACKED SECURITIES (9.7%)(a)
		Principal amount	Value

Ameriquest Finance NIM Trust 144A Ser. 04-RN9,
Class N2, 10s, 2034 (Cayman Islands)		$153,379	$138,041
Arcap REIT, Inc. 144A
Ser. 03-1A, Class E, 7.11s, 2038		743,000	748,262
Ser. 04-1A, Class E, 6.42s, 2039		420,000	417,984
Asset Backed Funding Certificates 144A FRB Ser.
06-OPT3, Class B, 7.82s, 2036		117,000	79,943
Asset Backed Securities Corp. Home Equity Loan Trust
144A FRB Ser. 06-HE2, Class M10, 7.82s, 2036		1,001,000	736,290
Aviation Capital Group Trust 144A FRB Ser. 03-2A,
Class G1, 6.02s, 2033		532,693	534,940
Bank One Issuance Trust FRB Ser. 03-C4, Class C4,
6.35s, 2011		740,000	746,677
Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 04-FR3, Class M6, 8.57s, 2034		507,000	501,138
FRB Ser. 06-PC1, Class M9, 7.07s, 2035		364,000	236,600
Bear Stearns Asset Backed Securities, Inc. 144A FRB
Ser. 06-HE2, Class M10, 7.57s, 2036		552,000	358,800
Bombardier Capital Mortgage Securitization Corp.
Ser. 00-A, Class A4, 8.29s, 2030		1,597,111	1,139,189
Ser. 00-A, Class A2, 7.575s, 2030		289,909	208,337
Ser. 99-B, Class A4, 7.3s, 2016		1,376,850	906,566
Ser. 99-B, Class A3, 7.18s, 2015		2,353,315	1,537,009
FRB Ser. 00-A, Class A1, 5.48s, 2030		305,811	174,313
Broadhollow Funding, LLC 144A FRB Ser. 04-A,
Class Sub, 7.32s, 2009		1,174,000	1,121,170
Capital Auto Receivables Asset Trust 144A Ser. 06-1,
Class D, 7.16s, 2013		500,000	500,957
CARSSX Finance, Ltd. 144A
FRB Ser. 04-AA, Class B4, 10.82s, 2011 (Cayman Islands)		330,105	339,038
FRB Ser. 04-AA, Class B3, 8.67s, 2011 (Cayman Islands)		56,179	56,943
Chase Credit Card Master Trust FRB Ser. 03-3, Class C,
6.4s, 2010		860,000	869,104
CHEC NIM Ltd., 144A Ser. 04-2, Class N3, 8s, 2034
(Cayman Islands)		6,864	6,764
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 05-HE4, Class M11, 7.82s, 2035		599,000	382,042
FRB Ser. 05-HE4, Class M12, 7.37s, 2035		899,000	528,432
Conseco Finance Securitizations Corp.
Ser. 00-2, Class A5, 8.85s, 2030		2,170,841	2,031,491
Ser. 00-4, Class A6, 8.31s, 2032		7,133,000	6,312,705
Ser. 00-5, Class A7, 8.2s, 2032		1,053,000	947,961
Ser. 00-1, Class A5, 8.06s, 2031		2,133,126	1,877,151
Ser. 00-4, Class A5, 7.97s, 2032		470,000	417,228
Ser. 00-5, Class A6, 7.96s, 2032		1,631,000	1,504,808
Ser. 02-1, Class M1F, 7.954s, 2033		85,000	88,584
Ser. 00-4, Class A4, 7.73s, 2031		35,990	35,990
Ser. 01-3, Class M2, 7.44s, 2033		176,198	12,334
FRB Ser. 02-1, Class M1A, 7.37s, 2033		4,326,000	4,305,384
Ser. 01-4, Class A4, 7.36s, 2033		492,429	512,363
Ser. 00-6, Class A5, 7.27s, 2031		176,279	177,084
FRB Ser. 01-4, Class M1, 7.07s, 2033		573,000	217,740
Ser. 01-1, Class A5, 6.99s, 2032		1,895,066	1,857,165
Ser. 01-3, Class A4, 6.91s, 2033		5,990,012	5,945,992
Ser. 02-1, Class A, 6.681s, 2033		2,337,172	2,375,998
Countrywide Asset Backed Certificates 144A
Ser. 04-6N, Class N1, 6 1/4s, 2035		45,537	45,309
Ser. 04-BC1N, Class Note, 5 1/2s, 2035		50,081	48,328
Countrywide Home Loans
Ser. 06-0A5, Class X, IO, 2.199s, 2046		8,294,508	310,955
Ser. 05-2, Class 2X, IO, 1.16s, 2035		8,568,611	183,422
Countrywide Home Loans 144A IFB Ser. 05-R1, Class 1AS,
IO, 0.802s, 2035		7,074,626	210,989
Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038
(Cayman Islands)		838,000	798,981
DB Master Finance, LLC 144A Ser. 06-1, Class M1,
8.285s, 2031		545,000	559,308
First Chicago Lennar Trust 144A Ser. 97-CHL1, Class E,
7.719s, 2039		2,062,273	2,094,496
Fremont NIM Trust 144A
Ser. 04-3, Class B, 7 1/2s, 2034		81,238	723
Ser. 04-3, Class A, 4 1/2s, 2034		3,186	46
Gears Auto Owner Trust 144A Ser. 05-AA, Class E1,
8.22s, 2012		1,347,000	1,342,311
Granite Mortgages PLC
FRB Ser. 03-2, Class 3C, 7.158s, 2043 (United Kingdom)	GBP	2,090,000	4,265,024
FRB Ser. 03-2, Class 2C1, 5.2s, 2043 (United Kingdom)	EUR	2,785,000	3,854,464
Green Tree Financial Corp.
Ser. 94-6, Class B2, 9s, 2020		$1,703,968	1,744,110
Ser. 94-4, Class B2, 8.6s, 2019		618,872	485,989
Ser. 93-1, Class B, 8.45s, 2018		1,112,925	1,062,254
Ser. 99-5, Class A5, 7.86s, 2030		8,859,947	8,461,249
Ser. 96-8, Class M1, 7.85s, 2027		754,000	764,670
Ser. 95-8, Class B1, 7.3s, 2026		704,416	706,621
Ser. 95-4, Class B1, 7.3s, 2025		726,329	748,771
Ser. 97-6, Class M1, 7.21s, 2029		1,325,000	1,267,088

Ser. 95-F, Class B2, 7.1s, 2021		95,931	96,111
Ser. 99-3, Class A7, 6.74s, 2031		1,438,000	1,435,066
Ser. 99-3, Class A5, 6.16s, 2031		11,669	11,742
Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031		3,211,001	3,127,123
Ser. 99-5, Class A4, 7.59s, 2028		85,479	86,998
GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011		712,336	708,425
Guggenheim Structured Real Estate Funding, Ltd. 144A
FRB Ser. 05-2A, Class E, 7.32s, 2030 (Cayman Islands)		729,000	730,604
FRB Ser. 05-1A, Class E, 7.12s, 2030 (Cayman Islands)		360,510	353,769
HASCO NIM Trust 144A Ser. 05-OP1A, Class A, 6 1/4s,
2035 (Cayman Islands)		429,106	377,613
LNR CDO, Ltd. 144A
FRB Ser. 03-1A, Class EFL, 8.32s, 2036 (Cayman Islands)		1,485,000	1,565,863
FRB Ser. 02-1A, Class FFL, 8.07s, 2037 (Cayman Islands)		2,440,000	2,440,000
Lothian Mortgages PLC 144A FRB Ser. 3A, Class D,
6.48s, 2039 (United Kingdom)	GBP	1,700,000	3,398,470
Madison Avenue Manufactured Housing Contract FRB Ser.
02-A, Class B1, 8.57s, 2032		$2,025,781	1,580,109
MASTR Asset Backed Securities NIM Trust 144A Ser.
04-HE1A, Class Note, 5.191s, 2034 (Cayman Islands)		6,190	3,095
MBNA Credit Card Master Note Trust FRB Ser. 03-C5,
Class C5, 6 1/2s, 2010		860,000	869,468
Merrill Lynch Mortgage Investors, Inc. 144A Ser.
04-FM1N, Class N1, 5s, 2035 (Cayman Islands)		19,589	19,295
Mid-State Trust Ser. 11, Class B, 8.221s, 2038		249,272	247,672
Morgan Stanley ABS Capital I FRB Ser. 04-HE8,
Class B3, 8.52s, 2034		458,000	389,300
Morgan Stanley Auto Loan Trust 144A Ser. 04-HB2,
Class E, 5s, 2012		120,638	118,678
N-Star Real Estate CDO, Ltd. 144A FRB Ser. 04-2A,
Class C1, 7.32s, 2039 (Cayman Islands)		500,000	509,688
Navistar Financial Corp. Owner Trust
Ser. 05-A, Class C, 4.84s, 2014		361,650	354,600
Ser. 04-B, Class C, 3.93s, 2012		158,238	154,328
Oakwood Mortgage Investors, Inc.
Ser. 99-D, Class A1, 7.84s, 2029		2,008,108	1,775,170
Ser. 00-A, Class A2, 7.765s, 2017		296,380	227,467
Ser. 95-B, Class B1, 7.55s, 2021		542,000	338,750
Ser. 00-D, Class A4, 7.4s, 2030		1,945,000	1,269,342
Ser. 02-B, Class A4, 7.09s, 2032		834,742	801,911
Ser. 99-B, Class A4, 6.99s, 2026		2,189,206	2,071,504
Ser. 01-D, Class A4, 6.93s, 2031		1,494,028	1,170,998
Ser. 01-E, Class A4, 6.81s, 2031		1,997,111	1,777,247
Ser. 01-C, Class A2, 5.92s, 2017		2,237,323	1,131,640
Ser. 02-C, Class A1, 5.41s, 2032		2,633,549	2,409,871
Ser. 01-D, Class A2, 5.26s, 2019		301,873	220,797
Ser. 01-E, Class A2, 5.05s, 2019		2,031,174	1,614,783
Ser. 02-A, Class A2, 5.01s, 2020		598,988	464,948
Oakwood Mortgage Investors, Inc. 144A Ser. 01-B,
Class A4, 7.21s, 2030		527,034	472,090
Ocean Star PLC 144A
FRB Ser. 04-A, Class E, 11.86s, 2018 (Ireland)		1,695,000	1,714,069
FRB Ser. 05-A, Class E, 9.96s, 2012 (Ireland)		466,000	474,574
Option One Mortgage Loan Trust FRB Ser. 05-4,
Class M11, 7.82s, 2035		783,000	556,165
Park Place Securities, Inc. FRB Ser. 04-MCW1,
Class A2, 5.7s, 2034		1,036,877	1,037,202
Park Place Securities, Inc. 144A FRB Ser. 04-MHQ1,
Class M10, 7.82s, 2034		300,000	258,000
People's Choice Net Interest Margin Note 144A Ser.
04-2, Class B, 5s, 2034		17,274	16,289
Permanent Financing PLC
FRB Ser. 3, Class 3C, 6.49s, 2042 (United Kingdom)		680,000	685,301
FRB Ser. 6, Class 3C, 6.208s, 2042 (United Kingdom)	GBP	1,731,000	3,471,169
Residential Asset Securities Corp. Ser. 01-KS3,
Class AII, 5.78s, 2031		$4,427,948	4,428,745
Residential Asset Securities Corp. 144A FRB Ser.
05-KS10, Class B, 7.8s, 2035		778,000	466,800
Residential Asset Securitization Trust IFB Ser. 07-A3,
Class 2A2, IO, 1.37s, 2037		9,938,733	525,315
Residential Mortgage Securities 144A FRB Ser. 20A,
Class B1A, 6.314s, 2038 (United Kingdom)	GBP	250,000	502,821
Rural Housing Trust Ser. 87-1, Class D, 6.33s, 2026		$139,471	140,086
SAIL Net Interest Margin Notes 144A
Ser. 03-3, Class A, 7 3/4s, 2033 (Cayman Islands)		33,837	105
Ser. 03-BC2A, Class A, 7 3/4s, 2033 (Cayman Islands)		145,799	5,832
Ser. 03-10A, Class A, 7 1/2s, 2033 (Cayman Islands)		96,609	10
Ser. 03-5, Class A, 7.35s, 2033 (Cayman Islands)		24,331	715
Ser. 03-8A, Class A, 7s, 2033 (Cayman Islands)		14,179	61
Ser. 03-9A, Class A, 7s, 2033 (Cayman Islands)		19,982	32
Ser. 03-6A, Class A, 7s, 2033 (Cayman Islands)		6,641	133
Ser. 03-7A, Class A, 7s, 2033 (Cayman Islands)		40,481	202
Sasco Net Interest Margin Trust 144A Ser. 03-BC1,
Class B, zero %, 2033 (Cayman Islands)		530,404	53
Soundview Home Equity Loan Trust 144A FRB Ser. 05-4,
Class M10, 7.82s, 2036		463,000	319,470
South Coast Funding 144A FRB Ser. 3A, Class A2, 6.56s,
2038 (Cayman Islands)		200,000	200,620
Structured Asset Investment Loan Trust 144A FRB Ser.
05-HE3, Class M11, 6.156s, 2035		858,000	444,856
Structured Asset Receivables Trust 144A FRB Ser. 05-1,
5.86s, 2015		3,478,233	3,473,885
Structured Asset Securities Corp.
Ser. 07-6, Class AI, IO, 5s, 2037 (FWC)		9,318,000	352,342
Ser. 07-6, Class IA, IO, 5s, 2037 (FWC)		9,318,000	282,335
TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s,

2038 (Cayman Islands)	904,000	883,027
TIAA Real Estate CDO, Ltd. 144A Ser. 02-1A, Class IV,
6.84s, 2037 (Cayman Islands)	756,000	718,805
Whinstone Capital Management, Ltd. 144A FRB Ser. 1A,
Class B3, 6.255s, 2044 (United Kingdom)	1,119,266	1,119,244
Whole Auto Loan Trust 144A Ser. 04-1, Class D, 5.6s,
2011	42,076	42,038

Total asset-backed securities (cost $126,060,156)		$126,288,461

SENIOR LOANS (6.1%)(a)(c)
	Principal amount	Value

Basic Materials (0.8%)
Celanese Corp. bank term loan FRN Ser. B, 7.099s, 2014	$600,000	$602,750
Freeport-McMoRan Copper & Gold, Inc. bank term loan
FRN Ser. B, 7.07s, 2014	3,429,996	3,439,950
Georgia-Pacific Corp. bank term loan FRN Ser. B,
7.093s, 2013	1,472,232	1,478,890
Georgia-Pacific Corp. bank term loan FRN Ser. B2,
7.09s, 2012	598,500	601,206
Hexion Specialty Chemicals, Inc. bank term loan FRN
7 7/8s, 2013	497,500	500,920
Innophos, Inc. bank term loan FRN 7.57s, 2010	337,321	338,586
Lyondell Chemical Co. bank term loan FRN Ser. B,
7.11s, 2013	199,000	199,522
Momentive Performance Materials, Inc. bank term loan
FRN 7 5/8s, 2013	349,125	350,580
NewPage Corp. bank term loan FRN 7 5/8s, 2011	347,644	350,252
Novelis, Inc. bank term loan FRN 7.61s, 2012	305,627	305,866
Novelis, Inc. bank term loan FRN Ser. B, 7.61s, 2012	530,826	531,241
Rockwood Specialties Group, Inc. bank term loan FRN
Ser. E, 7.355s, 2012	1,988,576	2,003,118
Smurfit-Stone Container Corp. bank term loan FRN
5.222s, 2010	43,665	43,968
Smurfit-Stone Container Corp. bank term loan FRN Ser.
B, 7 3/8s, 2011	173,464	174,667
Smurfit-Stone Container Corp. bank term loan FRN Ser.
C, 7 3/8s, 2011	64,534	64,982
		10,986,498

Capital Goods (0.2%)
Berry Plastics Holding Corp. bank term loan FRN 7.35s,
2015	300,000	300,703
Graham Packaging Co. bank term loan FRN 7 5/8s, 2011	200,000	201,042
Graham Packaging Corp. bank term loan FRN Ser. B,
7.687s, 2011	21,032	21,141
Hexcel Corp. bank term loan FRN Ser. B, 7.108s, 2012	583,790	584,763
Mueller Group, Inc. bank term loan FRN 7.359s, 2012	626,056	629,708
Terex Corp. bank term loan FRN Ser. D, 7.1s, 2013	99,250	99,374
Transdigm, Inc. bank term loan FRN 7.348s, 2013	450,000	452,250
		2,288,981

Communication Services (0.5%)
Consolidated Communications Holdings, Inc. bank term
loan FRN Ser. D, 7.102s, 2011	297,884	298,629
Fairpoint Communications, Inc. bank term loan FRN Ser.
B, 7 1/8s, 2012	541,884	543,239
Idearc, Inc. bank term loan FRN Ser. B, 7.35s, 2014	1,147,125	1,154,376
Intelsat, Ltd. bank term loan FRN Ser. B, 7.349s, 2013
(Bermuda)	1,194,000	1,201,164
MetroPCS Wireless, Inc. bank term loan FRN 7 5/8s, 2013	447,750	450,492
PanAmSat Corp. bank term loan FRN Ser. B, 7.349s, 2013	1,194,000	1,202,284
Syniverse Holdings, Inc. bank term loan FRN Ser. B,
7.12s, 2012	796,571	796,571
Time Warner Telecom, Inc. bank term loan FRN Ser. B,
7.32s, 2013	365,085	366,910
		6,013,665

Consumer Cyclicals (1.3%)
Adesa, Inc. bank term loan FRN 7.6s, 2013	1,000,000	1,006,000
Boise Cascade Corp. bank term loan FRN Ser. D, 6.82s,
2011	1,122,275	1,124,570
CCM Merger, Inc. bank term loan FRN Ser. B, 7.35s, 2012	1,178,022	1,180,967
Coinmach Corp. bank term loan FRN Ser. B-1, 7 7/8s,
2012	547,226	550,475
Cooper Tire & Rubber Co. bank term loan FRN Ser. B,
7 7/8s, 2012	450,227	452,478
Cooper-Standard Automotive, Inc. bank term loan FRN
Ser. C, 7 7/8s, 2012	1,159,004	1,164,799
Custom Building Products bank term loan FRN Ser. B,
7.6s, 2011	1,166,577	1,165,119
Dex Media West, LLC bank term loan FRN Ser. B1,
6.857s, 2010	842,346	842,556
Michaels Stores, Inc. bank term loan FRN Ser. B,
8 1/8s, 2013	487,135	490,383
Neiman Marcus Group, Inc. bank term loan FRN Ser. B,
7.346s, 2013	892,236	899,555
Nortek Holdings, Inc. bank term loan FRN Ser. B,
7.345s, 2011	302,190	302,945
PRIMEDIA, Inc. bank term loan FRN Ser. B, 7.57s, 2013	295,500	295,161
R.H. Donnelley, Inc. bank term loan FRN Ser. D-2 6.851s, 2011	1,985,925	1,986,669
R.H. Donnelley, Inc. bank term loan FRN Ser. A-4,
6.57s, 2009	90,855	90,496
R.H. Donnelley, Inc. bank term loan FRN Ser. D1,
6.852s, 2011	742,917	742,299

Standard-Pacific Corp. bank term loan FRN Ser. B,
6.86s, 2013	199,999	197,499
Sun Media Corp. bank term loan FRN Ser. B, 7.126s,
2009 (Canada)	275,130	275,474
Trump Hotel & Casino Resort, Inc. bank term loan FRN
5.62s, 2012	167,553	168,600
Trump Hotel & Casino Resort, Inc. bank term loan FRN
Ser. B-1, 7.87s, 2012	167,129	168,174
TRW Automotive, Inc. bank term loan FRN Ser. B,
6.938s, 2010	1,037,830	1,036,046
TRW Automotive, Inc. bank term loan FRN Ser. B2,
6 7/8s, 2010	233,050	232,467
Venetian Casino Resort, LLC bank term loan FRN Ser. B,
7.09s, 2011	1,012,507	1,015,428
Venetian Casino Resort, LLC bank term loan FRN Ser.
DD, 7.09s, 2011	208,764	209,367
Visant Holding Corp. bank term loan FRN Ser. C, 7.33s,
2010	1,056,773	1,060,736
		16,658,263

Consumer Staples (1.6%)
Affinion Group, Inc. bank term loan FRN Ser. B,
7.859s, 2013	1,756,285	1,769,018
Burlington Coat Factory Warehouse Corp. bank term loan
FRN Ser. B, 7.61s, 2013	913,083	907,092
Cablevision Systems Corp. bank term loan FRN 7.11s,
2013	2,128,500	2,135,418
Cebridge Connections, Inc. bank term loan FRN Ser. B,
7.61s, 2013	650,000	649,188
Cebridge Connections, Inc. bank term loan FRN Ser. B,
7.35s, 2013	700,000	699,125
Charter Communications, Inc. bank term loan FRN 7.985s, 2013	2,775,254	2,772,151
Charter Communications, Inc. bank term loan FRN 7.85s,
2014	400,000	400,000
Charter Communications, Inc. bank term loan FRN Ser.
B, 7.36s, 2014	100,000	99,828
Dean Foods Co. bank term loan FRN Ser. B, 6.86s, 2014	1,500,000	1,502,111
Gray Television, Inc. bank term loan FRN Ser. B,
6.853s, 2014 (U)	350,000	349,563
Insight Midwest, LP bank term loan FRN 7.36s, 2014	136,150	136,788
Jean Coutu Group, Inc. bank term loan FRN Ser. B,
7 7/8s, 2011 (Canada)	211,387	211,488
Mediacom Communications Corp. bank term loan FRN Ser.
C, 7.1s, 2015	985,031	984,416
Mediacom Communications Corp. bank term loan FRN Ser.
DD, 7.1s, 2015	239,400	238,702
MGM Studios, Inc. bank term loan FRN Ser. B, 8.6s, 2011	1,206,823	1,207,295
Pinnacle Foods Holding Corp. bank term loan FRN Ser.
B, 8.099s, 2014	600,000	603,750
Prestige Brands, Inc. bank term loan FRN Ser. B,
7.634s, 2011	925,596	929,453
Regal Cinemas, Inc. bank term loan FRN Ser. B, 7.1s,
2010	1,172,056	1,174,933
Reynolds American, Inc. bank term loan FRN Ser. B,
7.114s, 2012	496,250	499,086
Six Flags, Inc. bank term loan FRN Ser. B, 8.604s, 2009	802,004	806,348
Spanish Broadcasting Systems, Inc. bank term loan FRN
7.1s, 2012	785,965	786,702
Universal City Development Partners bank term loan FRN
Ser. B, 7.36s, 2011	1,136,666	1,141,639
Warner Music Group bank term loan FRN Ser. B, 7.36s,
2011	462,123	463,625
Young Broadcasting, Inc. bank term loan FRN Ser. B,
7.937s, 2012	476,110	477,895
		20,945,614

Energy (0.5%)
CR Gas Storage bank term loan FRN 7.09s, 2013	660,304	660,717
CR Gas Storage bank term loan FRN 7.09s, 2013	110,272	110,341
CR Gas Storage bank term loan FRN 7.07s, 2013	117,214	117,360
CR Gas Storage bank term loan FRN Ser. DD, 7.07s, 2013	74,697	74,791
Key Energy Services, Inc. bank term loan FRN 7.86s,
2010	125,000	125,547
Key Energy Services, Inc. bank term loan FRN Ser. B,
7.856s, 2012	1,857,797	1,865,925
Meg Energy Corp. bank term loan FRN 7.35s, 2013
(Canada)	222,750	224,281
Meg Energy Corp. bank term loan FRN Ser. DD, 6s, 2013
(Canada)	225,000	224,068
Petroleum Geo-Services ASA bank term loan FRN Ser. B,
7.6s, 2012 (Norway)	57,324	57,653
Targa Resources, Inc. bank term loan FRN 7.36s, 2012	969,113	975,321
Targa Resources, Inc. bank term loan FRN 5.225s, 2012	236,129	237,642
Western Refining, Inc. bank term loan FRN Ser. B,
7.11s, 2014	1,205,357	1,206,864
Western Refining, Inc. bank term loan FRN Ser. DD, 0
3/4s, 2014	294,643	295,011
		6,175,521

Financial (0.1%)
Realogy Corp. bank term loan FRN 8.35s, 2013	408,333	409,901
Realogy Corp. bank term loan FRN Ser. B, 8.35s, 2013	1,516,667	1,522,489
		1,932,390

Health Care (0.6%)

AmeriPath, Inc. bank term loan FRN Ser. B, 7.36s, 2012			92,301	92,208
Carestream Health, Inc. bank term loan FRN 7.35s, 2013			550,000	550,894
Davita, Inc. bank term loan FRN Ser. B, 6.842s, 2012			550,000	551,332
Health Management Associates, Inc. bank term loan FRN
7.1s, 2014			2,428,000	2,436,768
Healthsouth Corp. bank term loan FRN Ser. B, 7.847s,
2013			2,332,375	2,346,423
IASIS Healthcare, LLC/ IASIS Capital Corp. bank term
loan FRN Ser. DD, 1s, 2014			131,161	131,448
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 10.6s, 2014			650,000	650,813
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 7.35s, 2014			34,976	35,053
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN Ser. B, 7.35s, 2014			383,863	384,703
LifePoint, Inc. bank term loan FRN Ser. B, 6.985s, 2012			277,625	276,515
Psychiatric Solutions, Inc. bank term loan FRN Ser. B,
7.092s, 2012			307,363	307,683
Stewart Enterprises, Inc. bank term loan FRN Ser. B,
7.129s, 2011			195,727	195,972
				7,959,812

Technology (0.3%)
Affiliated Computer Services, Inc. bank term loan FRN
Ser. B2, 7.32s, 2013			99,250	99,374
AMI Semiconductor, Inc. bank term loan FRN 6.82s, 2012			628,150	624,617
Aspect Software, Inc. bank term loan FRN 8 3/8s, 2011			49,750	50,165
JDA Software Group, Inc. bank term loan FRN Ser. B,
7.61s, 2013			106,768	107,702
Sabre Holdings Corp. bank term loan FRN 7.6s, 2014			550,000	551,146
SunGard Data Systems, Inc. bank term loan FRN 7.36s,
2014			1,172,063	1,181,146
Travelport bank term loan FRN 8.364s, 2013			12,491	12,593
Travelport bank term loan FRN Ser. B, 8.35s, 2013			126,871	127,902
UGS Corp. bank term loan FRN Ser. C, 7.097s, 2012			816,552	815,872
				3,570,517

Transportation (0.1%)
Delta Airlines, Inc. bank term loan FRN 7.35s, 2012			150,000	150,609
United Airlines Corp. bank term loan FRN Ser. B,
7 3/8s, 2014			1,500,000	1,499,414
				1,650,023

Utilities & Power (0.1%)
Mirant North America, LLC. bank term loan FRN 7.07s,
2013			121,419	121,548
NRG Energy, Inc. bank term loan FRN Ser. B, 7.35s, 2013			1,203,891	1,212,384
				1,333,932

Total senior loans (cost $79,620,000)				$79,515,216

PREFERRED STOCKS (0.1%)(a) (cost $605,823)
			Shares	Value

Rural Cellular Corp. Ser. B, 11.375% cum. pfd.			828	$1,118,835

COMMON STOCKS (0.1%)(a)
			Shares	Value

Bohai Bay Litigation, LLC (Units) (F)			1,327	$18,783
Contifinancial Corp. Liquidating Trust Units (F)			5,373,898	537
Owens Corning, Inc. (NON)			15,082	462,263
VFB LLC (acquired various dates from 06/22/99 through
12/08/03, cost $1,311,474) (F)(RES)(NON)			1,795,382	37,139
WHX Corp. (NON)			28,842	271,115
XCL Warranty Escrow (F)			1,327	189,473

Total common stocks (cost $5,312,336)				$979,310

CONVERTIBLE PREFERRED STOCKS (--%)(a) (cost $221,464)
			Shares	Value

Emmis Communications Corp. Ser. A, $3.125 cum. cv. pfd.			4,826	$214,757

PURCHASED OPTIONS (1.2%)(a)
	Expiration
	date/strike price		Contract amount	Value

Option on an interest rate swap with Citibank, N.A.
for the right to receive a fixed rate swap of 4.3725%
versus the six month EUR-EURIBOR-Telerate maturing
April 22, 2009.	Apr-09 / 4.373	EUR	151,430,000	$1,123,963
Option on an interest rate swap with Citibank, N.A.
for the right to pay a fixed rate swap of 4.3725%
versus the six month EUR-EURIBOR-Telerate maturing
April 22, 2009.	Apr-09 / 4.373	EUR	151,430,000	925,130
Option on an interest rate swap with Morgan Stanley Capital Services,
Inc. for the right to pay a fixed rate of 6.6975% versus the three month
AUD-BBR-BBSW maturing on May 10, 2008.	May-07 / 6.698	AUD	175,350,000	43
Option on an interest rate swap with Citibank for the right to pay a fixed rate of 4.0625% versus the six-month EUR-EURIBOR-Telerate
maturing on March 25, 2011.	Mar-09 / 4.063	EUR	17,330,000	171,253
Option on an interest rate swap with Citibank, N.A. London for the right to receive a fixed rate swap of 4.0625% versus the six month
EUR-EURIBOR-Telerate maturing March 25, 2011.	Mar-09 / 4.063	EUR	17,330,000	68,217
Option on an interest rate swap with Citibank for the right to pay a fixed rate of 4.16% versus the six-month EUR-EURIBOR-Telerate
maturing on March 26, 2014.	Mar-12 / 4.16	EUR	12,120,000	152,406
Option on an interest rate swap with Citibank, N.A. London for the right to receive a fixed rate swap of 4.16% versus the six month
EUR-EURIBOR-Telerate maturing March 26, 2014.	Mar-12 / 4.16	EUR	12,120,000	90,984
Option on an interest rate swap with Lehman Brothers International
(Europe) for the right to pay a fixed rate swap of 5.3475% versus the
three month USD-LIBOR-BBA maturing February 04, 2018.	Jan-08 / 5.348		$131,421,000	1,551,293
Option on an interest rate swap with Lehman Brothers Special
Financing, Inc. for the right to receive a fixed rate of 5.3475% versus
the three month USD-LIBOR-BBA maturing on February 4, 2018.	Jan-08 / 5.348		131,421,000	3,283,028
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 5.39% versus the three month
USD-LIBOR-BBA maturing on January 29, 2018.	Jan-08 / 5.39		59,983,000	1,581,770
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 5.39% versus the three month
USD-LIBOR-BBA maturing on January 29, 2018.	Jan-08 / 5.39		59,983,000	606,758
Option on an interest rate swap with Lehman Brothers for the right to pay a fixed rate swap of 4.148% versus the six month
EUR-EURIBOR-Telerate maturing October 10, 2016.	Oct-11 / 4.148	EUR	67,220,000	2,091,868
Option on an interest rate swap with Lehman Brothers for the right to receive a fixed rate swap of 4.148% versus the six month
EUR-EURIBOR-Telerate maturing October 10, 2016.	Oct-11 / 4.148	EUR	52,989,000	756,082
Option on an interest rate swap with Lehman Brothers International
(Europe) for the right to pay a fixed rate swap of 4.4175% versus the
six month EUR-EURIBOR-Telerate maturing January 30, 2017.	Jan-12 / 4.418	EUR	52,989,000	1,301,844
Option on an interest rate swap with Lehman Brothers Special
Financing, Inc. for the right to receive a fixed rate of 4.4175% versus
the six month EUR-EURIBOR-Telerate maturing on January 30, 2017.	Jan-12 / 4.418	EUR	52,989,000	1,084,870
Option on an interest rate swap with Citibank for the right to pay a fixed rate of 1.03% versus the six-month JPY-LIBOR-BBA maturing on
January 26, 2009.	Jan-08 / 1.03	JPY	13,814,000,000	142,138
Option on an interest rate swap with Goldman Sachs,
International for the right to pay a fixed rate swap
of 5.16% versus the three month USD-LIBOR-BBA maturing
April 28, 2018.	Apr-08 / 5.16		$16,675,000	358,864
Option on an interest rate swap with Goldman Sachs,
International for the right to receive a fixed rate
swap of 5.16% versus the three month USD-LIBOR-BBA
maturing April 28, 2018.	Apr-08 / 5.16		16,675,000	322,913

Total Purchased options (cost $16,765,454)				$15,613,424

WARRANTS (--%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Dayton Superior Corp. 144A (F)	6/15/09	.01	1,980	$25,407
MDP Acquisitions PLC 144A (Ireland)	10/01/13	EUR .001	960	26,880
Ubiquitel, Inc. 144A	4/15/10	22.74	3,210	32

Total warrants (cost $219,448)				$52,319

SHORT-TERM INVESTMENTS (17.3%)(a)
			Principal
			amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 5.23% to 5.46% and
due dates ranging from May 1, 2007 to June 22, 2007 (d)			$1,055,786	$1,054,110
U.S. Treasury Bills for an effective yield of 4.98%,
September 27, 2007 (SEG)			3,447,000	3,377,664
U.S. Treasury Bills for an effective yield of 4.83%,
May 24, 2007 (SEG)			4,335,000	4,321,676
Putnam Prime Money Market Fund (e)			216,263,380	216,263,380

Total short-term investments (cost $225,016,830)				$225,016,830

TOTAL INVESTMENTS

Total investments (cost $1,425,575,926) (b)				$1,451,697,901

FORWARD CURRENCY CONTRACTS TO BUY at 4/30/07 (aggregate face value $271,934,791) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$38,127,859	$37,678,082	7/18/07	$449,777
British Pound	80,156,997	79,231,596	6/20/07	925,401
Canadian Dollar	32,119,292	31,349,682	7/18/07	769,610
Danish Krone	2,557,835	2,467,473	6/20/07	90,362
Euro	29,288,058	28,958,472	6/20/07	329,586
Indian Rupee	3,459,235	3,329,357	5/16/07	129,878
Indonesian Rupiah	3,200,166	3,191,708	5/16/07	8,458
Japanese Yen	6,405,636	6,542,004	5/16/07	(136,368)
Malaysian Ringgit	3,557,744	3,495,501	5/16/07	62,243
Mexican Peso	6,463,938	6,433,809	7/18/07	30,129
Norwegian Krone	47,559,766	46,531,285	6/20/07	1,028,481
Polish Zloty	10,487,797	9,803,428	6/20/07	684,369
South Korean Won	6,502,459	6,480,924	5/16/07	21,535
Swedish Krona	6,464,828	6,441,470	6/20/07	23,358

Total				$4,416,819

FORWARD CURRENCY CONTRACTS TO SELL at 4/30/07 (aggregate face value $397,867,522) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$16,143,790	$16,181,290	7/18/07	$37,500
British Pound	46,076,574	44,429,554	6/20/07	(1,647,020)
Euro	162,884,625	158,496,130	6/20/07	(4,388,495)
Hungarian Forint	6,866,852	6,447,085	6/20/07	(419,767)
Japanese Yen	67,941,904	68,401,942	5/16/07	460,038
Norwegian Krone	105,982	102,887	6/20/07	(3,095)
South Korean Won	6,502,459	6,391,539	5/16/07	(110,920)
Swedish Krona	37,831,673	36,140,872	6/20/07	(1,690,801)
Swiss Franc	53,404,696	53,142,317	6/20/07	(262,379)
Taiwan Dollar	3,221,613	3,246,529	5/16/07	24,916
Turkish Lira	5,226,422	4,887,377	6/20/07	(339,045)

Total				$(8,339,068)

FUTURES CONTRACTS OUTSTANDING at 4/30/07 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 10 yr (Short)	1,110	$650,615,273	Jun-07	$1,197,073
Canadian Government Bond 10 yr (Long)	23	2,344,175	Jun-07	(1,130)
Euro-Bobl 5 yr (Short)	140	20,593,350	Jun-07	70,337
Euro-Bund 10 yr (Short)	70	10,906,240	Jun-07	772
Euro-Dollar 90 day (Long)	1,864	443,911,600	Sep-09	110,842
Euro-Dollar 90 day (Long)	1,864	441,768,000	Sep-07	(51,195)
Euro-Dollar 90 day (Short)	3,728	888,895,000	Sep-08	(127,615)
Euro-Euribor 90-day (Short)	802	261,826,694	Mar-08	540,088
Euro-Schatz 2yr (Long)	1,100	154,853,451	Jun-07	18,472
Japanese Government Bond 10 yr (Long)	132	148,419,943	Jun-07	198,265
Sterling 90 day Interest Rate Future (Long)	943	221,953,046	Jun-07	(1,426)
U.K. Gilt 10 yr (Long)	52	11,140,667	Jun-07	(138,396)
U.S. Treasury Bond 20 yr (Long)	120	13,410,000	Jun-07	27,993
U.S. Treasury Note 10 yr (Short)	724	78,429,563	Jun-07	(484,174)
U.S. Treasury Note 2 yr (Long)	472	96,627,250	Jun-07	28,320
U.S. Treasury Note 5 yr (Short)	1,032	109,214,625	Jun-07	(558,253)

Total				$829,973

WRITTEN OPTIONS OUTSTANDING at 4/30/07 (premiums received $466,785) (Unaudited)
		Contract	Expiration date/
		amount	strike price	Value

Option on an interest rate swap with Citibank for the obligation to receive a fixed rate of 4.56% versus the six-month EUR-EURIBOR-Telerate maturing on
March 24, 2027.	EUR	2,540,000	Mar-17 / 4.56	$127,686
Option on an interest rate swap with Citibank for the obligation to pay a fixed rate of 4.56% versus the six-month EUR-EURIBOR-Telerate maturing on
March 24, 2027.	EUR	2,540,000	Mar-17 / 4.56	95,459
Option on an interest rate swap with Citibank for the obligation to receive a fixed rate of 4.40% versus the six-month EUR-EURIBOR-Telerate maturing on
March 26, 2022.	EUR	2,820,000	Mar-12 / 4.40	141,197
Option on an interest rate swap with Citibank for the obligation to pay a fixed rate of 4.40% versus the six-month EUR-EURIBOR-Telerate maturing on
March 28, 2022.	EUR	2,820,000	Mar-12 / 4.40	89,566
Option on an interest rate swap with Morgan Stanley Capital Services, Inc. for the obligation to receive a fixed rate of 6.6675% versus the three month
AUD-BBR-BBSW maturing on May 10, 2010.	AUD	63,260,000	May-07 / 6.668	835

Total				$454,743

TBA SALE COMMITMENTS OUTSTANDING at 4/30/07 (proceeds receivable $93,767,242) (Unaudited)
	Principal	Settlement
Agency	amount	date	Value

FNMA, 6s, May 1, 2022	$7,400,000	5/17/07	$7,519,672
FNMA, 5 1/2s, May 1, 2037	87,200,000	5/14/07	86,225,810

Total			$93,745,482

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/07 (Unaudited)
			Payments	Payments	Unrealized
Swap counterparty /		Termination	made by	received by	appreciation/
Notional amount		date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$900,000		9/1/15	3 month USD-LIBOR-BBA	4.53%	$(36,452)

32,700,000		3/30/09	3.075%	3 month USD-LIBOR-BBA	1,222,353

6,900,000		1/27/14	4.35%	3 month USD-LIBOR-BBA	200,822

Citibank N.A., London
AUD 57,910,000		3/14/17	6 month AUD-BBR-BBSW	6.19125%	(656,071)

AUD 57,910,000		3/13/17	6 month AUD-BBR-BBSW	6.22625%	(533,299)

Citibank, N.A.
JPY 25,769,748,000		4/3/08	1.165%	6 month JPY-LIBOR-BBA	(771,238)

$46,380,000		7/27/09	5.504%	3 month USD-LIBOR-BBA	(1,121,965)

JPY 2,600,000,000		2/10/16	6 month JPY-LIBOR-BBA	1.755%	169,739

$23,700,000		9/29/13	5.078%	3 month USD-LIBOR-BBA	(42,177)

JPY 2,230,000,000		9/11/16	1.8675%	6 month JPY-LIBOR-BBA	(239,084)

Credit Suisse First Boston International
$11,257,600		7/9/14	4.945%	3 month USD-LIBOR-BBA	(55,991)

Credit Suisse International
GBP 2,910,000		4/3/36	7,330,962 GBP at maturity	6 month GBP-LIBOR-BBA	732,598

EUR 56,330,000		7/4/15	3.93163%	6 month
				EUR-EURIBOR-Telerate	2,154,307

EUR 5,062,000		7/17/21	6 month EUR-EURIBOR-
			Telerate	4.445%	124,975

EUR 19,571,000		7/17/13	4.146%	6 month
				EUR-EURIBOR-Telerate	(260,555)

EUR 23,621,000		7/17/09	6 month EUR-EURIBOR-
			Telerate	3.896%	300,082

Deutsche Bank AG
ZAR 23,880,000		7/6/11	3 month ZAR-JIBAR-SAFEX	9.16%	69,829

Goldman Sachs International
EUR 9,330,000		1/23/37	6 month EUR-EURIBOR-
			Telerate	4.36%	(332,896)

EUR 19,920,000		1/23/17	4.269%	6 month
				EUR-EURIBOR-Telerate	255,894

$158,900,000	(E)	3/8/12	3 month USD-LIBOR-BBA	4.99%	(87,395)

144,500,000	(E)	3/10/10	4.779%	3 month USD-LIBOR-BBA	11,560

JPMorgan Chase Bank, N.A.
30,500,000		8/4/16	3 month USD-LIBOR-BBA	5.5195%	863,452

56,000,000		8/4/08	3 month USD-LIBOR-BBA	5.40%	141,369

139,343,000		5/4/08	3 month USD-LIBOR-BBA	5.37%	1,986,838

45,120,000		5/4/16	5.62375%	3 month USD-LIBOR-BBA	(2,261,059)

JPY 11,230,000,000		6/6/13	1.83%	6 month JPY-LIBOR-BBA	(2,491,074)

$13,000,000		5/10/35	5.062%	3 month USD-LIBOR-BBA	441,985

30,000,000		5/10/15	3 month USD-LIBOR-BBA	4.687%	(481,503)

21,450,000	(E)	11/8/11	3 month USD-LIBOR-BBA	5.036%	50,408

33,000,000	(E)	11/8/11	3.488%	U.S. Bond Market
				Association Municipal Swap
				Index	(99,901)

20,430,000		10/10/13	5.09%	3 month USD-LIBOR-BBA	(51,245)

14,680,000		10/10/13	5.054%	3 month USD-LIBOR-BBA	(4,511)

56,000,000		5/10/07	4.062%	3 month USD-LIBOR-BBA	(409,425)

66,000,000		3/6/16	3 month USD-LIBOR-BBA	5.176%	231,752

297,249,000		4/27/09	5.034%	3 month USD-LIBOR-BBA	(33,985)

Lehman Brothers International (Europe)
66,339,000		3/15/09	4.9298%	3 month USD-LIBOR-BBA	177,915

1,789,000		8/3/16	5.5675%	3 month USD-LIBOR-BBA	(57,059)

18,882,000		8/3/11	3 month USD-LIBOR-BBA	5.445%	344,822

Lehman Brothers Special Financing, Inc.
JPY 2,655,800,000		6/10/16	1.7775%	6 month JPY-LIBOR-BBA	(118,912)

$108,143,000		8/3/08	3 month USD-LIBOR-BBA	5.425%	311,903

GBP 2,685,000		3/15/36	6,499,937.50 GBP at
			maturity	6 month GBP-LIBOR-BBA	797,740

JPY 4,600,000,000		10/21/15	1.61%	6 month JPY-LIBOR-BBA	170,677

Total					$615,223

(E) See Interest rate swap contracts note regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/07 (Unaudited)
		Fixed payments	Total return	Unrealized
Swap counterparty /	Termination	received (paid) by	received by	appreciation/
Notional amount	date	fund per annum	or paid by fund	(depreciation)

Bank of America, N.A.
$11,830,000	5/2/08	10 bp plus	Banc of America	$5,273
		change in spread	Securities- CMBS
		of Banc	AAA 10 year Index
		of America
		Securities AAA
		10 yr Index
		multiplied by
		the modified
		duration factor

Citibank, N.A.
11,110,000	5/2/08	12.5 bp plus	Banc of America	4,606
		change in spread	Securities- CMBS
		of Banc	AAA 10 year Index
		of America
		Securities AAA
		10 yr Index
		multiplied by
		the modified
		duration factor

Credit Suisse International
GBP 2,910,000	4/3/36	4,409,746 GBP	GBP Non-revised	(49,435)
		at maturity	Retail Price
			Index

Goldman Sachs International
EUR 33,800,000	1/9/12	2.17%	Eurostat	57,672
			Eurozone HICP
			excluding tobacco

$2,644,000	9/15/11	678 bp (1 month	Ford Credit Auto	27,886
		USD-LIBOR-BBA)	Owner Trust
			Series 2005-B
			Class D

EUR 9,290,000	1/9/37	(2.3325%)	Eurostat	(18,835)
			Eurozone HICP
			excluding tobacco

5,630,000	5/1/08	10 bp plus	Banc of America	--
		change in spread	Securities- CMBS
		of Banc	AAA 10 year Index
		of America
		Securities AAA
		10 yr Index
		multiplied by
		the modified
		duration factor

GBP 7,030,000	4/20/37	3.154%	GBP Non-revised	(49,848)
			UK Retail Price
			Index excluding
			tobacco

EUR 18,580,000	4/16/17	2.1925%	Eurostat	(283,472)
			Eurozone HICP
			excluding tobacco

EUR 9,290,000	4/16/37	(2.305%)	Eurostat	52,047
			Eurozone HICP
			excluding tobacco

JPMorgan Chase Bank, N.A.
16,557,000	10/1/07	175 bp plus	The spread	(27,079)
		beginning	return of Lehman
		of period nominal	Brothers AAA
		spread of Lehman	8.5+ CMBS Index
		Brothers AAA	adjusted by
		8.5+ Commercial	modified
		Mortgage Backed	duration factor
		Securities Index

Lehman Brothers Special Financing, Inc.
GBP 2,685,000	3/15/36	4,063,876 GBP	GBP Non-revised	(92,323)
		at maturity	Retail Price
			Index

$36,746,000	10/1/07	30 bp plus	The spread	(64,379)
		beginning	return of Lehman
		of period nominal	Brothers AAA
		spread of Lehman	8.5+ CMBS Index
		Brothers AAA	adjusted by
		8.5+ Commercial	modified
		Mortgage Backed	duration factor
		Securities Index

EUR 8,700,000	3/29/37	(2.275%)	Eurostat	(84,310)
			Eurozone HICP
			excluding tobacco

Total	$(522,197)

CREDIT DEFAULT CONTRACTS OUTSTANDING at 4/30/07 (Unaudited)
	Upfront				Fixed payments	Unrealized
Swap counterparty /	premium		Notional	Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**		amount	date	fund per annum	(depreciation)

Bank of America, N.A.

DJ CDX NA HY Series 8
Index	$110,473		$26,608,000	6/20/12	275 bp	45,622

Ford Motor Co., 7.45%,
7/16/31	--		935,000	3/20/12	(525 bp)	4,296

Ford Motor Credit Co.,
7%, 10/1/13	--		2,805,000	3/20/12	285 bp	(1,893)

L-3 Communications
Corp. 7 5/8%, 6/15/12	--		460,000	6/20/11	(101 bp)	(3,284)

L-3 Communications
Corp. 7 5/8%, 6/15/12	--		1,155,000	9/20/11	(111 bp)	(10,597)

Citibank, N.A.
Charter Communications
Operating LLC	--		1,175,000	3/20/12	(108 bp)	11,304

Credit Suisse First Boston International
Ford Motor Co., 7.45%,
7/16/31	--		580,000	9/20/07	(485 bp)	(11,551)

Ford Motor Co., 7.45%,
7/16/31	--		2,720,000	9/20/07	(487.5 bp)	(54,526)

Ford Motor Co., 7.45%,
7/16/31	--		3,300,000	9/20/08	725 bp	232,607

Ukraine Government,
7.65%, 6/11/13	--		2,175,000	10/20/11	194 bp	53,207

Credit Suisse International
Advanced Micro Devices,
7 3/4%, 11/1/12	--		420,000	6/20/09	(165 bp)	420

Freeport-McMoRan Copper
& Gold, Inc.	--		1,180,200	3/20/12	(82 bp)	(17,856)

Neiman Marcus Group,
Inc., 9%, 10/15/15	--		700,000	3/20/12	(64 bp)	(1,703)

Regal Cinemas Corp.	--		1,175,000	3/20/12	(70 bp)	11,546

Republic of Peru,
8 3/4%, 11/21/33	--		1,205,000	4/20/17	125 bp	13,816

Solectron Corp., 0%,
5/8/20	--		439,000	3/20/12	(180 bp)	(4,188)

Solectron Global
Finance Ltd, 8%, 3/15/16	--		439,000	3/20/12	380 bp	4,820

Sungard Data Systems,
Inc., 4 7/8%, 1/15/14	--		1,175,000	3/20/10	(48 bp)	2,600

Deutsche Bank AG
DJ CDX NA IG Series 7	--		2,578,000	12/20/13	(50 bp)	(989)

DJ CDX NA IG Series 7
Index 7-10% tranche	--		2,578,000	12/20/13	55 bp	12,637

DJ CDX NA IG Series 8
Index 7-10% tranche	--		7,132,000	6/20/12	22 bp	9,133

DJ iTraxx Europe Series
6 Version 1	19,051	EUR	4,571,000	12/20/13	(40 bp)	(17,947)

DJ iTraxx Europe Series
6 Version 1, 6-9%
tranche	--	EUR	4,571,000	12/20/13	43 bp	85,149

Republic of Indonesia,
6.75%, 2014	--		$1,125,000	9/20/16	292 bp	105,423

Republic of Peru,
8 3/4%, 11/21/33	--		1,205,000	4/20/17	126 bp	14,062

United Mexican States,
7.5%, 4/8/33	--		1,080,000	4/20/17	66 bp	12,089

United Mexican States,
7.5%, 4/8/33	--		2,945,000	3/20/14	56 bp	26,076

Goldman Sachs International
Any one of the
underlying securities
in the basket of BB
CMBS securities	--		7,487,000	(a)	2.461%	505,685

DJ CDX NA HY Series 5
Index	(151,198)		10,264,320	12/20/10	(395 bp)	(895,447)

DJ CDX NA HY Series 8
Index	45,000		10,380,750	6/20/12	(275 bp)	4,860

DJ CDX NA HY Series 8

Index 25-35% tranche	--		5,523,000	6/20/12	105 bp	69,116

DJ CDX NA IG Series 7
Index	(1)		4,293,000	12/20/13	(50 bp)	(1,647)

DJ CDX NA IG Series 7
Index	6,761		10,038,000	12/20/13	(50 bp)	4,029

DJ CDX NA IG Series 7
Index 7-10% tranche	--		4,293,000	12/20/13	56 bp	23,540

DJ CDX NA IG Series 7
Index 7-10% tranche	--		10,038,000	12/20/13	48 bp	6,960

General Motors Corp.,
7 1/8%, 7/15/13	--		2,720,000	9/20/08	620 bp	164,569

General Motors Corp.,
7 1/8%, 7/15/13	--		2,720,000	9/20/07	(427.5 bp)	(47,675)

General Motors Corp.,
7 1/8%, 7/15/13	--		580,000	9/20/07	(425 bp)	(10,097)

General Motors Corp.,
7 1/8%, 7/15/13	--		580,000	9/20/08	620 bp	35,092

JPMorgan Chase Bank, N.A.
DJ CDX NA CMBX AAA Index	--		16,557,000	3/15/49	(70 bp)	(24)

Ford Motor Co., 7.45%,
7/16/31	--		460,000	9/20/08	550 bp	19,577

Ford Motor Co., 7.45%,
7/16/31	--		460,000	9/20/07	(345 bp)	(5,212)

Freeport-McMoRan Copper
& Gold, Inc.	--		2,360,300	3/20/12	(85 bp)	(35,405)

General Motors Corp.,
7 1/8%, 7/15/13	--		460,000	9/20/07	(350 bp)	(6,253)

General Motors Corp.,
7 1/8%, 7/15/13	--		460,000	9/20/08	500 bp	19,846

Republic of Turkey,
11 7/8%, 1/15/30	--		1,945,000	5/20/17	230 bp	(26,726)

Russian Federation,
7 1/2%, 3/31/30	--		1,580,000	5/20/17	60 bp	(3,497)

Lehman Brothers Special Financing, Inc.
DJ CDX NA CMBX AAA Index	--		36,746,000	3/15/49	(700 bp)	(2,230)

DJ CDX NA HY Series 8
Index	--		1,381,250	6/20/12	(275 bp)	(5,658)

DJ CDX NA HY Series 8
Index 25-35% tranche	--		5,525,000	6/20/12	100 bp	55,594

DJ CDX NA IG Series 7
Index	2,489		4,197,000	12/20/13	(50 bp)	881

DJ CDX NA IG Series 7
Index 7-10% tranche	--		4,197,000	12/20/13	54.37 bp	19,073

DJ iTraxx Europe Series
6 Version 1	18,288	EUR	5,485,000	12/20/13	(40 bp)	(26,109)

DJ iTraxx Europe Series
6 Version 1, 6-9%
tranche	--	EUR	5,485,000	12/20/13	45.25 bp	78,555

DJ iTraxx EUR Series 5
Index 6-9% tranche	--	EUR	3,628,000	06/20/13	53.5 bp	82,130
DJ iTraxx EUR Series 5
Index	26,406	EUR	3,628,000	06/20/13	(50 bp)	(32,398)
Republic of Ecuador,
10%, 8/15/30	--		$1,110,000	5/20/12	540 bp	(6,682)

Republic of Peru,
8 3/4%, 11/21/33	--		2,330,000	10/20/16	215 bp	178,471

Republic of Turkey,
11 7/8%, 1/15/30	--		2,780,000	5/20/17	228 bp	--

Solectron Corp., 0%,
5/8/20	--		979,000	3/20/12	(180 bp)	(9,340)

Solectron Corp., 0%,
5/8/20	--		420,000	3/20/12	(175 bp)	(3,115)

Solectron Corp., 0%,
5/8/20	--		699,000	3/20/12	(175 bp)	(5,184)

Solectron Global
Finance Ltd, 8%, 3/15/16	--		699,000	3/20/12	380 bp	10,961

Solectron Global
Finance Ltd, 8%, 3/15/16	--		420,000	3/20/12	385 bp	5,523

Solectron Global
Finance Ltd, 8%, 3/15/16	--		979,000	3/20/12	380 bp	10,749

United Mexican States,

7.5%, 4/8/33	--		1,310,000	4/20/17	67 bp	15,662

Merrill Lynch Capital Services, Inc.
Ford Motor Co., 7.45%,
7/16/31	--		1,355,000	9/20/08	570 bp	63,389

Ford Motor Co., 7.45%,
7/16/31	--		1,355,000	9/20/07	(345 bp)	(14,562)

General Motors Corp.,
7 1/8%, 7/15/13	--		1,895,000	9/20/07	(335 bp)	(24,310)

General Motors Corp.,
7 1/8%, 7/15/13	--		1,895,000	9/20/08	500 bp	86,423

L-3 Communications
Corp. 7 5/8%, 2012	--		1,910,000	9/20/11	(111 bp)	(17,524)

L-3 Communications
Corp. 7 5/8%, 2012	--		1,152,000	6/20/11	(92 bp)	--

Morgan Stanley Capital Services, Inc.

Advanced Micro Devices,
7 3/4%, 11/1/12	--		1,100,000	6/20/09	190 bp	--

DJ CDX NA HY Series 7
Index	122,218		2,573,000	12/20/09	(325 bp)	13,736

DJ CDX NA HY Series 8
Index	--		1,380,750	6/20/12	(275 bp)	(6,183)

DJ CDX NA HY Series 8
Index	--		1,381,500	6/20/12	(275 bp)	(6,397)

DJ CDX NA HY Series 8
Index	--		1,380,500	6/20/12	(275 bp)	(5,866)

DJ CDX NA HY Series 8
Index 25-35% tranche	--		5,526,000	6/20/12	108 bp	77,143

DJ CDX NA HY Series 8
Index 25-35% tranche	--		5,522,000	6/20/12	103 bp	63,509

DJ CDX NA HY Series 8
Index 25-35% tranche	--		5,523,000	6/20/12	102 bp	61,462

DJ CDX NA IG Series 7
Index	2,650		4,463,000	12/20/13	(50 bp)	939

DJ CDX NA IG Series 7
Index 10-15% tranche	102,920		2,573,000	12/20/09		3,173

DJ CDX NA IG Series 7
Index, 7-10% tranche	--		4,463,000	12/20/13	53 bp	16,729

DJ CDX NA IG Series 8
Index	--		3,566,000	6/20/12	(35 bp)	1,182

DJ iTraxx EUR Series 5
Index 6-9% tranche	--	EUR	3,628,000	6/20/13	57 bp	92,282

DJ iTraxx Index	23,478	EUR	3,628,000	6/20/13	(50 bp)	(36,906)

Dominican Republic,
8 5/8%, 4/20/27	--		$2,340,000	11/20/11	(170 bp)	(33,844)

Ford Motor Co., 7.45%,
7/16/31	--		465,000	9/20/08	560 bp	21,833

Ford Motor Co., 7.45%,
7/16/31	--		465,000	9/20/07	(345 bp)	(5,201)

Freeport-McMoRan Copper
& Gold, Inc.	--		1,180,200	3/20/12	(83 bp)	(16,759)

General Motors Corp.,
7 1/8%, 7/15/13	--		465,000	9/20/07	(335 bp)	(5,965)

General Motors Corp.,
7 1/8%, 7/15/13	--		465,000	9/20/08	500 bp	20,062

United Air Lines, Inc.	--		1,150,000	3/20/12	(94 bp)	9,882

Total						$1,066,674

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

NOTES

(a) Percentages indicated are based on net assets of $1,296,991,476.

(b) The aggregate identified cost on a tax basis is $1,426,519,282, resulting in gross unrealized appreciation and depreciation of $44,632,760 and $19,454,141, respectively, or net unrealized appreciation of $25,178,619.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at April 30, 2007 was $496,574 or less than 0.1% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) These securities were pledged and segregated with the custodian to cover margin requirements for futures contracts at April 30, 2007.

(FWC) Forward commitments.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rate shown for senior loans are the current interest rates at April 30, 2007. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At April 30, 2007, the value of securities loaned amounted to $1,030,738. The fund received cash collateral of $1,054,110 which is pooled with collateral of other Putnam funds into 35 issues of high-grade, short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $7,245,935 for the period ended April 30, 2007. During the period ended April 30, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $362,691,746 and $318,112,801, respectively.

(F) Security is valued at fair value following procedures approved by the Trustees.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at April 30, 2007.

(U) A portion of the position represents unfunded loan commitments. As of April 30, 2007, the fund had unfunded loan commitments of $350,000, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Unfunded commitments

Gray Television	$350,000

At April 30, 2007, liquid assets totaling $461,958,363 have been designated as collateral for open forward commitments, swap contracts, forward contracts, and futures contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at April 30, 2007.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at April 30, 2007.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at April 30, 2007: (as a percentage of Portfolio Value)

Argentina	1.1%
Austria	0.7
Canada	0.7
Cayman Islands	1.0
France	1.9
Germany	6.0
Ireland	2.0
Japan	2.9
Luxembourg	0.6
Mexico	0.6
Russia	1.5
Sweden	0.7
Turkey	0.5
United Kingdom	1.6
United States	75.8
Other	2.4

Total	100%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain total return swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Payments are made upon a credit default event of the disclosed primary referenced obligation or all other equally ranked obligations of the reference entity. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Premier Income Trust By (Signature and Title): /s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: June 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: June 29, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: June 29, 2007